September 30, 1999

                                    MONEY MARKET
                                    PORTFOLIOS

                                    ANNUAL REPORT
                                    TO SHAREHOLDERS


Not FDIC Insured                                               [GRAPHIC OMITTED]
 May Lose Value                                                       BLACKROCK
No Bank Guarantee                                                         FUNDS
                                        PURE INVESTMENT STYLE(REGISTRATION MARK)

                                 BLACKROCK FUNDS


                             MONEY MARKET PORTFOLIOS


* Money Market

* U.S. Treasury Money Market

* Municipal Money Market

* New Jersey Municipal
        Money Market

* North Carolina Municipal Money Market

* Ohio Municipal Money Market

* Pennsylvania Municipal
        Money Market

* Virginia Municipal Money Market

                                TABLE OF CONTENTS

SHAREHOLDER LETTER............................................................1
PORTFOLIO SUMMARIES
      Money Market............................................................3
      U.S. Treasury Money Market..............................................5
      Municipal Money Market..................................................6
      New Jersey Municipal Money Market......................................10
      North Carolina Municipal Money Market..................................13
      Ohio Municipal Money Market............................................16
      Pennsylvania Municipal Money Market....................................18
      Virginia Municipal Money Market........................................23
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations............................................26-27
      Statements of Changes in Net Assets.................................28-29
      Financial Highlights................................................30-37
      Notes to Financial Statements.......................................38-46
REPORT OF INDEPENDENT ACCOUNTANTS............................................47

                                 BLACKROCK FUNDS



October 14, 1999

Dear Shareholder:

      We are pleased to present the Annual Report for the BlackRock Funds for the fiscal year ended September 30, 1999, our last annual report of the millenium.

      As we look ahead to the new millenium the future looks promising. While the Fed has indicated a bias to tightening, interest rates remain low and stable. Inflation still seems to be in check, despite a general consensus that world economies are strengthening. Over the past twelve months the S&P 500 moved ahead by 27.8%, and the Dow did even better, returning 34.0%. Broadly, stocks performed better than bonds over the same period, as the total return of the Lehman Aggregate Index was -0.38%.

      However, these numbers tell only part of the story. A closer look reveals that much of the equity market's performance was generated in the last quarter of 1998. As an example, the performance of the S&P 500 for the first nine months of 1999 is only 5.87%. Additionally, performance has been narrow, with the largest growth stocks (and, to some degree, the Internet sector) leading the way. In other words, it looks like the great bull market of recent years may have slowed its charge. It is still moving forward, but with less energy.

      What should investors do?

      We believe that the symbolism of the new millenium is appropriate for investors. The idea that we are marking the passing of 1,000 years of human history is a wonderful reminder of the virtue of patience.

      While we will be hearing much exaggeration and cosmic rhetoric about the "new age" of investing, we believe that this is a good time to call to mind a concept that has proven its worth over many years of investment history. This is the idea of "regression to the mean," which basically means that, over time, markets tend to perform as they have always performed.

      According to Ibbotson, from 1926 to 1998, the market for large company stocks as measured by the S&P 500 Index has returned 11.22% annually. This is a respectable return but significantly less generous than the S&P has been returning in recent years. Therefore, if you believe that markets will revert to their historical performance, this figure is a more realistic long-term planning tool. On the other hand, if you are mesmerized by the recent dazzling performance of internet stocks, 11.22% may look paltry.

      Will the concept of "regression to the mean" impact markets in the new millenium as it has in the past? Or have we really entered a new age in which valuations are based on new and non-traditional measures and that markets can continue to climb higher indefinitely. This is what some observers think. For example, consider that the total market capitalization of AOL is approximately $136 billion, which is nearly equal to the COMBINED market capitalizations of Dow Industrial components J.P. Morgan, Alcoa, General Motors and Philip Morris. There is even a best-selling book titled "Dow 36,000" whose authors believe that the DJIA should be three times as high because they believe that "old" methods of valuation are out of date and do not reflect the realities of the new information economy. Of course we cannot predict the future, but we believe that while certain factors may change, markets will continue to fluctuate in the future as they have in the past.

                                 BLACKROCK FUNDS


      BlackRock was founded on the belief that adhering to a disciplined investment approach that seeks to manage risk rather than attempt to time the markets will add value to client portfolios. That's why we continue to believe that the best course of action in the new millenium is the same as it was in the old: 1) work with your financial adviser to set your goals; 2) plan and implement a sensible asset allocation that meets your goals and fits with your personal ability to tolerate risk; and 3) consult with your financial advisor to make ongoing adjustments.

      We also believe that mutual funds, which provide a diversified investment portfolio and professional management, may be the most appropriate investment vehicle for individual investors.

      BlackRock Funds takes pride in the completeness of its mutual fund offerings. We currently offer 36 different portfolios which can meet the needs of virtually any investor regardless of investment goal and risk tolerance. In addition to the traditional asset classes, we also offer funds such as International Small Cap Equity, Micro-Cap Equity and High Yield Bond for investors that are interested in more specialized markets.

      Continued thanks for your confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.


Sincerely,

/S/KAREN H. SABATH

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

CERTIFICATES OF DEPOSIT--13.0%
DOMESTIC--5.5%
   First Chicago NBD
     6.06%                              08/14/00 $25,000    $   24,989,198
   First National Bank of Chicago
     5.23%                              10/20/99  39,000        39,000,314
     4.98%                              01/06/00  50,000        49,997,436
   Key Bank N.A.
     5.71%                              07/12/00  10,000         9,998,878
   Wilmington Trust Co.
     5.06%                              10/20/99  15,000        15,000,000
     5.53%                              01/12/00  20,000        20,000,000
     5.92%                              01/27/00  24,800        24,800,000
                                                            --------------
                                                               183,785,826
                                                            --------------
EURO DOLLAR--0.8%
   Australia and New Zealand Banking
     5.03%                              10/29/99  25,000        25,000,000
                                                            --------------
YANKEE DOLLAR--6.7%
   Bank of Montreal Chicago
     5.18%                              05/10/00  24,850        24,844,179
   Canadian Imperial Bank of Commerce
     5.12%                              02/23/00  25,000        24,995,145
     5.18%                              03/16/00  25,000        24,996,696
   National Westminster PLC
     4.98%                              01/10/00  35,000        34,998,131
     5.28%                              04/03/00  50,000        49,994,578
   Svenska Handelsbanken, Inc.
     5.18%                              03/16/00  25,000        24,994,769
   Toronto Dominion
     5.00%                              01/05/00  15,000        14,999,619
     5.10%                              02/22/00  22,500        22,496,578
                                                            --------------
                                                               222,319,695
                                                            --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $431,105,521)                                         431,105,521
                                                            --------------
COMMERCIAL PAPER--53.4%
AGRICULTURAL SERVICES--2.1%
   Cargill Global Funding PLC
     5.42%                              01/20/00  29,500        29,007,006
     5.42%                              01/28/00  45,000        44,193,775
                                                            --------------
                                                                73,200,781
                                                            --------------
AIRCRAFT ENGINES & ENGINE PARTS--2.5%
   Allied-Signal, Inc.
     5.20%                              10/08/99  40,000        39,959,556
     5.25%                              02/15/00  25,000        24,500,521
     5.25%                              02/28/00  20,000        19,562,500
                                                            --------------
                                                                84,022,577
                                                            --------------
ASSET BACKED SECURITIES--14.8%
   Atlantis One Funding Corp.
     5.87%                              01/20/00  40,000        39,276,033
   Barton Capital Corp.
     5.18%                              10/05/99  25,677        25,662,222
     5.16%                              10/07/99  30,797        30,770,515
   Dakota Certificates Program
     5.37%                              11/09/99  47,000        46,726,578
   Delaware Funding Corp.
     5.84%                              02/14/00  30,000        29,338,133
   Moriarty LLC
     5.18%                              10/12/99  54,500        54,413,739
     5.33%                              10/25/99  40,000        39,857,867
     5.39%                              12/20/99  60,000        59,281,333



                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

COMMERCIAL PAPER (CONTINUED)
ASSET BACKED SECURITIES (CONTINUED)
   Pooled Accounts Receivable
     Capital Corp.
     5.40%                              12/16/99 $50,000    $   49,430,000
   Preferred Receivables Funding
     Corp.
     5.37%                              11/09/99  28,000        27,837,110
   Sigma Finance, Inc.
     5.21%                              10/28/99  24,500        24,404,266
     5.40%                              11/08/99  25,000        24,857,500
     5.40%                              12/10/99  39,800        39,382,100
                                                            --------------
                                                               491,237,396
                                                            --------------
BANKS--12.0%
   AB Spintab
     5.35%                              11/08/99  5,500          5,468,940
     5.35%                              11/17/99  12,000        11,916,183
     5.35%                              11/18/99  10,000         9,928,667
     5.36%                              12/09/99  25,000        24,743,167
   Abbey National N.A.
     4.92%                              01/31/00  54,800        53,886,301
     4.91%                              02/01/00  25,000        24,580,604
   Halifax PLC
     5.33%                              12/10/99  50,000        49,481,806
   Nationwide Building Society
     5.34%                              11/23/99  49,500        49,110,848
   San Paolo US
     4.95%                              11/17/99  40,000        39,741,500
   Santander Finance, Inc.
     5.18%                              10/18/99  50,000        49,877,694
   Spintab Swedmortgage AB
     4.92%                              10/01/99  30,000        30,000,000
     4.82%                              10/18/99  50,000        49,886,194
                                                            --------------
                                                               398,621,904
                                                            --------------
COMMUNICATION EQUIPMENT--0.8%
   Alcatel Alsthom, Inc.
     5.43%                              03/13/00  27,000        26,332,110
                                                            --------------
CREDIT INSTITUTIONS--3.0%
   Associates First Capital Corp.
     5.28%                              10/15/99  50,000        49,897,333
     5.18%                              10/18/99  50,000        49,877,694
                                                            --------------
                                                                99,775,027
                                                            --------------
MOTOR VEHICLE PARTS & ACCESSORIES--2.6%
   Eaton Corp.
     5.25%                              10/04/99  45,000        44,980,313
     5.40%                              10/18/99  40,000        39,898,000
                                                            --------------
                                                                84,878,313
                                                            --------------
PUBLISHING & PRINTING--1.5%
   Knight-Ridder, Inc.
     5.35%                              11/29/99  50,700        50,255,460
                                                            --------------
RETAIL MERCHANDISING--0.8%
   St. Michael Finance Ltd.
     5.27%                              10/08/99  25,000        24,974,382
                                                            --------------
SERVICES - EQUIPMENT RENTAL & LEASING--1.0%
   HD Real Estate Funding Corp.
     5.72%                              02/07/00  34,169        33,468,649
                                                            --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

COMMERCIAL PAPER (CONTINUED)
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--12.3%
   Finova Capital Corp.
     5.31%                              10/01/99 $25,000    $   25,000,000
     5.35%                              10/08/99  49,500        49,448,506
     5.36%                              11/09/99  29,700        29,527,542
     5.37%                              11/18/99  50,000        49,642,000
   GE Capital International Funding, Inc.
     5.29%                              10/05/99  99,500        99,441,516
   Heller Financial, Inc.
     5.38%                              10/13/99  49,600        49,511,051
     5.36%                              10/20/99  50,000        49,858,556
     5.35%                              10/25/99  25,000        24,910,833
     5.38%                              10/29/99  29,700        29,575,722
                                                            --------------
                                                               406,915,726
                                                            --------------
TOTAL COMMERCIAL PAPER
   (Cost $1,773,682,325)                                     1,773,682,325
                                                            --------------
TIME DEPOSITS--6.0%
   Bank of Montreal
     5.56%                              10/01/99 100,000       100,000,000
   Suntrust Bank Atlanta
     5.50%                              10/01/99 100,000       100,000,000
                                                            --------------
TOTAL TIME DEPOSITS
   (Cost $200,000,000)                                         200,000,000
                                                            --------------
GUARANTEED INVESTMENT CONTRACT--0.3%
   Peoples Security Life
     5.54%                              10/01/99  10,000        10,000,000
   (Cost $10,000,000)
                                                            --------------
VARIABLE RATE OBLIGATIONS--28.6%
ASSET BACKED SECURITIES--9.0%
   Asset Securitization Corp.
     5.49%**                            10/27/99 115,000       114,990,712
   Sigma Finance, Inc.
     5.63%**                            12/14/99  40,000        39,994,611
   SMM Trust
     5.49%**                            11/26/99  64,850        64,850,000
     5.57%**                            12/15/99  80,000        80,000,000
                                                            --------------
                                                               299,835,323
                                                            --------------
BANKS--9.2%
   Bankers Trust Co.
     5.29%**                            10/11/99  25,000        24,983,952
   Bayerische Hypo-Und Vereinsbank
     5.29%**                            10/14/99  75,000        74,975,902
     5.29%**                            10/15/99  75,000        74,962,989
   Key Bank N.A.
     5.42%**                            12/14/99  40,000        39,983,409
   U.S. Bancorp
     5.44%**                            10/27/99  14,400        14,407,327
     5.60%**                            11/15/99  25,000        25,002,659
   Westpac Banking Corp.
     5.44%**                            10/04/99  50,000        49,972,500
                                                            --------------
                                                               304,288,738
                                                            --------------



                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

VARIABLE RATE OBLIGATIONS (CONTINUED)
CHEMICAL--0.8%
   Dow Chemical Co.
     5.41%**                            12/15/99 $25,000    $   24,995,793
                                                            --------------
CREDIT INSTITUTIONS--6.6%
   American Honda Finance Corp.
     5.29%**                            11/01/99  19,700        19,691,577
     5.34%**                            11/08/99  10,000         9,990,276
     5.45%**                            11/17/99  25,000        24,982,459
     5.43%**                            11/24/99  10,000         9,998,748
     5.49%**                            11/26/99  35,000        34,997,181
     5.10%**                            12/07/99  20,000        20,002,815
     5.48%**                            12/20/99  35,000        34,998,374
   General Motors Acceptance Corp.
     5.21%**                            10/08/99  40,000        39,998,826
     5.27%**                            10/20/99  25,000        24,988,082
                                                            --------------
                                                               219,648,338
                                                            --------------
SECURITY BROKERS & DEALERS--2.7%
   Merrill Lynch & Co., Inc.
     5.52%**                            11/22/99  40,000        40,004,872
   Morgan Stanley& Co.
     5.26%**                            10/14/99  50,000        50,000,000
                                                            --------------
                                                                90,004,872
                                                            --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--0.3%
   Caterpillar Financial Services Corp.
     5.36%**                            10/08/99   9,500         9,504,174
                                                            --------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $948,277,238)                                         948,277,238
                                                            --------------
                                                 Shares
                                                --------
SHORT TERM INVESTMENTS
   Paine Webber Liquid Institutional
     Reserves Money Market Fund
   (Cost $7,195,132)                           7,195,132         7,195,132
                                                            --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $3,370,260,216*)                         101.5%     3,370,260,216

LIABILITIES IN EXCESS
   OF OTHER ASSETS                                 (1.5%)      (49,726,598)
                                                   -----    --------------
NET ASSETS  (Equivalent to $1.00 per
   share based on  2,076,111,738
   Institutional shares, 748,206,288
   Service shares, 486,593,972
   Investor A shares, 5,413,685
   Investor B shares and 4,268,290
   Investor C shares outstanding)                 100.0%    $3,320,533,618
                                                  ======    ==============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE,
   INVESTOR A, INVESTOR B
   AND INVESTOR C SHARE
   ($3,320,533,618 (DIVIDE) 3,320,593,973)                           $1.00
                                                                     =====



----------------------
*    Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1999 and maturities shown are the next interest readjustment date.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

U.S. TREASURY OBLIGATIONS--32.4%
   U.S. Treasury Bills
     4.65%                              12/23/99 $35,000    $   34,625,174
   U.S. Treasury Notes
     5.88%                              11/15/99  24,000        24,033,135
     5.63%                              11/30/99  55,000        55,081,315
     7.75%                              11/30/99   5,000         5,024,726
     7.75%                              01/31/00  28,500        28,777,369
     5.50%                              02/29/00  15,000        15,037,562
     7.13%                              02/29/00  13,000        13,121,345
     6.88%                              03/31/00  10,000        10,089,007
     5.50%                              04/15/00   5,000         5,013,452
     6.75%                              04/30/00  51,000        51,468,859
     6.38%                              05/15/00  10,000        10,087,198
     5.50%                              05/31/00   7,500         7,514,279
     6.25%                              05/31/00  10,000        10,070,086
     5.88%                              06/30/00   5,000         5,018,155
     6.25%                              08/31/00  10,000        10,068,461
     4.50%                              09/30/00   5,000         4,949,930
                                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $289,980,053)                                         289,980,053
                                                            --------------
REPURCHASE AGREEMENTS--67.5%
   ABN Ambro Securities
     5.33%                              10/01/99  40,000        40,000,000
     (Agreement dated 09/30/99 to be
     repurchased at $40,005,922.
     Collateralized by $40,806,033
     U.S. Treasury Notes 5.625% to 6.00%
     due 08/15/00 to 12/31/02. The value
     of the collateral is $40,361,710.)
   Bear Stearns & Co., Inc.
     5.33%                              10/01/99  40,000        40,000,000
     (Agreement dated 09/30/99 to be
     repurchased at $40,005,922.
     Collateralized by $54,015,000
     U.S. Treasury Strips 0.00% due 02/15/04
     to 08/15/04. The value of the
     collateral is $40,961,213.)
   CS First Boston Corp.
     5.21%                              10/21/99  50,000        50,000,000
     (Agreement dated 09/22/99 to be
     repurchased at $50,209,847.
     Collateralized by $46,312,000
     U.S. Treasury Bonds 7.25% due
     05/15/16. The value of the collateral
     is $51,254,933.)
   Goldman Sachs & Co.
     5.00%                              10/01/99  40,000        40,000,000
     (Agreement dated 09/30/99 to be
     repurchased at $40,005,556.
     Collateralized by $40,824,000
     U.S. Treasury Bonds 6.375% due
     08/15/27. The value of the
     collateral is $40,800,988.)
   Greenwich Capital Markets
     5.32%                              10/01/99 150,000       150,000,000
     (Agreement dated 09/30/99 to be
     repurchased at $150,022,167.
     Collateralized by $100,260,000
     U.S. Treasury Bonds 7.25% to 15.75%
     due 11/15/01 to 05/15/16
     and $37,700,000 U.S. Treasury
     Notes 5.50% due 03/31/03. The value
     of the collateral is $153,003,582.)



                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

REPURCHASE AGREEMENTS (CONTINUED)
   J.P. Morgan Securities
     5.30%                              10/01/99 $40,000    $   40,000,000
     (Agreement dated 09/30/99 to be
     repurchased at $40,005,889.
     Collateralized by $40,824,000
     U.S. Treasury Bonds 6.375%
     due 08/18/27. The value of the
     collateral is $40,800,988.)
   Merrill Lynch
     5.05%                              10/01/99  40,000        40,000,000
     (Agreement dated 09/30/99 to be
     repurchased at $40,005,611.
     Collateralized by $12,023,000
     U.S. Treasury Bonds 8.125% to
     8.50% due 02/15/20 to 05/15/21
     and $43,926,000 U.S. Treasury
     Notes 8.12% to 10.75% due
     08/15/05 to 08/15/19.  The value
     of the collateral is $40,800,101.)
   Morgan Stanley & Co.
     5.65%                              10/01/99 153,600       153,600,000
     (Agreement dated 09/30/99 to be
     repurchased at $153,624,107.
     Collaterized by $5,638,000 U.S.
     Treasury Strips 0.00% due 11/15/19,
     $420,000 U.S. Treasury Notes 6.25%
     due 02/15/03 and $136,431,000 U.S.
     Treasury Bonds 7.25% to 7.625% due
     05/15/16 to 11/15/22. The value of the
     collateral is $153,664,689.)
   Warburg, Dillon, Reed
     5.21%                              10/25/99  50,000        50,000,000
     (Agreement dated 09/23/99 to be                        --------------
     repurchased at $50,224,319.
     Collateralized by $106,160,000
     U.S. Treasury Strips 0.00% due
     02/15/11.  The value of the
     collateral is $51,000,327.)
TOTAL REPURCHASE AGREEMENTS
   (Cost $603,600,000)                                         603,600,000
                                                            --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $893,580,053*)                            99.9%       893,580,053

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                   0.1%           644,500
                                                  ------    --------------
NET ASSETS  (Equivalent  to $1.00 per share
   based on  324,882,754  Institutional
   shares, 524,150,752 Service shares and
   45,210,117 Investor A shares outstanding)      100.0%    $  894,224,553
                                                  ======    ==============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE
   AND INVESTOR A SHARE
   ($894,224,553 (DIVIDE) 894,243,623)                               $1.00
                                                                     =====


---------------------
*    Aggregate cost for Federal tax purposes.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS--100.0%
ALABAMA--2.6%
   Columbia Industrial Development Board
     PCRB (Alabama Power Co. Project)
     Series 1999A DN
     3.90%**                            10/01/99 $10,300    $   10,300,000
                                                            --------------
ARIZONA--0.6%
   Phoenix Airport RB Series 1995A MB
     5.55%                              07/01/00   2,185         2,216,061
                                                            --------------
CALIFORNIA--0.5%
   California Higher Education Student
     Loan Authority, Inc. Loan RB
     Series 1992D-2 MB
     3.50%                              04/01/00   2,000         2,000,000
                                                            --------------
COLORADO--0.4%
   Douglas County School District
     Regional 1 Douglas & Elbert Counties
     RB Series 1999 TAN
     4.50%                              06/30/00   1,500         1,509,767
                                                            --------------
DELAWARE--1.7%
   Delaware Economic Development
     Authority RB (Normaco Income Project)
     Series 1984 DN
     4.05%**                            10/07/99   6,600         6,600,000
                                                            --------------
FLORIDA--1.9%
   Capital Projects Finance Authority RB
     (Florida Hospital Association -
     Capital Loan Program Project)
     Series 1998A DN
     3.75%**                            10/07/99   2,500         2,500,000
   Greater Orlando Aviation Authority RB
     (Airport Facilities Subordinated Project)
     Series 1999A TECP
     3.54%                              12/15/99   5,104         5,104,000
                                                            --------------
                                                                 7,604,000
                                                            --------------
GEORGIA--6.2%
   Burke County Development Authority RB
     (Oglethorpe Power Corp. Project)
     Series 1996 MB
     3.35%                              10/30/99   6,000         6,000,000
   Burke County Development Authority RB
     (Oglethorpe Power Corp. Project)
     Series 1997C MB
     3.45%                              11/28/99   3,605         3,605,000
   Burke County Development Authority RB
     (Oglethorpe Power Corp. Project)
     Series 1998C MB
     3.45%                              11/28/99   4,570         4,570,000
   Burke County PCRB (Georgia Power
     Project) Series 1999 MB
     3.70%                              02/11/00   5,000         5,000,000
   Monroe County Development Authority
     PCRB (Oglethorpe Power Corp. Project)
     Series 1997 MB
     3.45%                              11/28/99   5,330         5,330,000
                                                            --------------
                                                                24,505,000
                                                            --------------
HAWAII--1.8%
   Hawaii State Department of Budget and
     Finance TECP Series 1999 MB
     3.50%                              12/07/99  97,000         7,000,000
                                                            --------------

                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
ILLINOIS--10.8%
   Chicago O'Hare International Airport
     System RB (Airport Improvement
     Project) Series 1996A MB
     4.70%                              01/01/00 $ 1,290    $    1,294,596
   Illinois Development Finance
     Authority IDRB (Royal
     Continental Box Co. Project)
     Series 1995A DN
     3.84%**                            10/07/99     700           700,000
   Illinois Development Finance
     Authority IDRB (Webster-Wayne
     Shopping Center Project)
     Series 1985 DN
     3.79%**                            10/07/99   6,085         6,085,000
   Illinois Development Finance Authority
     PCRB (Illinois Power Co. Project)
     Series 1993 MB
     3.65%                              02/22/00   4,000         4,000,000
   Illinois Educational Facilities Authority RB
     (National Louis University Project)
     Series 1999A DN
     3.79%**                            10/07/99   2,000         2,000,000
   Illinois Health Facilities Authority RB
     (Evanston Hospital Corp. Project)
     Series 1988 MB
     3.05%                              02/15/00   8,000         8,000,000
   Illinois Health Facilities Authority RB
     (Evanston Hospital Corp. Project)
     Series 1990A MB
     3.55%                              07/31/00   9,500         9,500,000
   Illinois Health Facilities Authority
     Revolving Fund Pooled Financing
     Program RB (The University of
     Chicago Project) Series 1994 MB
     3.20%                              08/01/15   4,800         4,800,000
   Roselle Village IDRB (Abrasive-Form, Inc.
     Project) Series 1995 DN
     4.22%**                            10/07/99   1,700         1,700,000
   Village of Schiller Park IDRB (Victor
     Products Corp. Project)
     Series 1995 DN
     4.22%**                            10/07/99     400           400,000
   Winnebago County RB (Mill Project)
     Series 1996 DN
     3.88%**                            10/07/99   3,910         3,910,000
                                                            --------------
                                                                42,389,596
                                                            --------------
INDIANA--2.8%
   Indiana Development Finance Authority
     Refunding PCRB (Southern Indiana
     Gas and Electric Co. Project)
     Series 1998A MB
     3.00%                              03/01/00   5,000         5,000,000
   Marion Industrial Economic Development
     RB (The Synectic Partnership Project)
     Series 1997 DN
     3.79%**                            10/07/99   3,715         3,715,000
   Monroe County IDRB (Griner Engineering,
     Inc. Project) Series 1997 DN
     4.00%**                            10/07/99   2,301         2,301,000
                                                            --------------
                                                                11,016,000
                                                            --------------
KANSAS--0.6%
   Wyandotte County/Kansas City RB
     Series 1999C MB
     3.30%                              02/01/00   2,222         2,222,339
                                                            --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
KENTUCKY--1.8%
   Kentucky Housing Authority RB
     Series 1999C MB
     3.20%                              07/01/00 $ 1,000    $    1,000,000
   Meade County IDRB (Liters Quarry, Inc.
     Project) Series 1999 DN
     4.00%**                            10/07/99   3,000         3,000,000
   Pulaski County Solid Waste Disposal RB
     (National Rural Utilities for East
     Kentucky Power Project)
     Series 1993B MB
     3.55%                              02/15/00   3,000         3,000,000
                                                            --------------
                                                                 7,000,000
                                                            --------------
LOUISIANA--6.7%
   Plaquemines Harbor Terminal TECP
     Series 1999 MB
     3.35%                              10/07/99   3,000         3,000,000
   Plaquemines Port Harbor and Terminal
     District Marine Terminal Facilities RB
     (Electro-Coal Transfer Project)
     Series 1985A MB
     3.50%                              12/09/99   2,000         2,000,000
   Plaquemines Port Harbor and Terminal
     District Marine Terminal Facilities RB
     (Electro-Coal Transfer Project)
     Series 1985C MB
     3.20%                              10/07/99  19,100        19,100,000
     3.25%                              10/07/99   2,500         2,500,000
                                                            --------------
                                                                26,600,000
                                                            --------------
MARYLAND--10.8%
   Anne Arundel County RB (Mountain
     Ridge Apartments Project)
     Series 1996 DN
     3.95%**                            10/07/99   6,135         6,135,000
   Anne Arundel County RB
     Series 1999 TECP
     3.50%                              02/09/00   3,000         3,000,000
   Baltimore County PCRB (Baltimore Gas
     and Electric Co. Project)
     Series 1985 TECP
     3.20%                              10/07/99   6,600         6,600,000
   Baltimore County RB (Shade Tree Trace
     Project) Series 1996 DN
     3.95%**                            10/07/99   6,425         6,425,000
   Maryland Finance Authority IDRB
     (Baltimore International Culinary
     Project) Series 1994 DN
     3.90%**                            10/07/99   3,525         3,525,000
   Maryland Health and Higher Education
     Facilities Authority RB (Catholic Health
     Project) Series 1997B DN
     3.80%**                            10/07/99   5,700         5,700,000
   Maryland IDA Finance RB (Brass Mill
     Road LP Facility Project)
     Series 1995 DN
     3.95%**                            10/07/99   3,105         3,105,000
   Maryland IDA Finance RB (Patapsco
     Associates LP Facility Project)
     Series 1995 DN
     3.95%**                            10/07/99   2,040         2,040,000
   University of Maryland RB (University
     Revenue Revolving Equipment Loan
     Project) Series 1996B DN
     3.65%**                            10/07/99   6,200         6,200,000
                                                            --------------
                                                                42,730,000
                                                            --------------


                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
MASSACHUSETTS--2.2%
   Massachusetts Housing Finance Agency
     Multi-Family Development RB
     (Princeton Crossing Project)
     Series 1996A DN
     3.90%**                            10/07/99 $ 6,900    $    6,900,000
   Whiteman-Hanson Regional School
     District GO Series 1999 BAN
     3.50%                              03/24/00   1,850         1,852,561
                                                            --------------
                                                                 8,752,561
                                                            --------------
MICHIGAN--0.8%
   Benton Harbor Area School District RB
     Series 1999 MB
     4.00%                              08/31/00   1,000         1,002,652
   Lakeview School District RB
     Series 1999 MB
     4.00%                              08/22/00   1,200         1,202,579
   Pinckney Community Schools RB
     Series 1999 MB
     4.25%                              10/01/99   1,000         1,002,170
                                                            --------------
                                                                 3,207,401
                                                            --------------
MINNESOTA--1.0%
   Minneapolis GO Series 1995B DN
     3.65%**                            10/07/99   3,410         3,410,000
   Minneapolis GO Series 1999A DN
     3.65%**                            10/07/99     600           600,000
                                                            --------------
                                                                 4,010,000
                                                            --------------
MISSOURI--1.4%
   Kansas City IDRB (Mid-America Health
     Services Project) Series 1984 DN
     3.90%**                            10/07/99   5,400         5,400,000
                                                            --------------
NEW HAMPSHIRE--0.6%
   New Hampshire Health and Education
     Facilities Authority RB (Tilton School
     Project) Series 1999 DN
     3.85%**                            10/07/99   2,500         2,500,000
                                                            --------------
NEW JERSEY--6.1%
   Barnegat Township GO Series 1999 BAN
     3.93%                              01/10/00   2,000         2,001,515
   Essex County Improvement Authority GO
     Series 1999 BAN
     3.50%                              03/31/00   3,000         3,005,057
   Hudson County Certificates of Participation
     Series 1992A-9 DN
     3.60%**                            10/07/99   6,900         6,900,000
   New Jersey Economic Development
     Authority PCRB (Public Service Electric
     and Gas Co. Project) Series 1995A DN
     3.40%**                            10/07/99   4,500         4,500,000
   New Jersey Economic Development
     Authority RB (Airis Newark LLC Project)
     Series 1998 DN
     3.80%**                            10/07/99   4,300         4,300,000
   New Jersey Economic Development
     Authority RB (Ocean Spray Cranberries,
     Inc. Project) Series 1987 MB
     3.70%                              07/01/00   1,000         1,000,000
   New Jersey Housing and Mortgage
     Finance Agency RB Series 1999 MB
     3.75%                              09/14/00   1,000         1,000,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Sports and Exposition
     Authority RB Series 1992C DN
     3.75%**                            10/07/99 $   700    $      700,000
   New Jersey Sports and Exposition
     Authority RB Series 1998A DN
     3.82%**                            10/07/99    625            625,000
                                                            --------------
                                                                24,031,572
                                                            --------------
NEW YORK--0.4%
   New York Power Authority RB
     Series 1985 MB
     3.55%                              03/01/00   1,500         1,500,000
                                                            --------------
NORTH CAROLINA--4.1%
   Mecklenburg County GO
     Series 1996B DN
     3.70%**                            10/07/99     700           700,000
   North Carolina Educational Facilities
     Finance Agency RB (Gardner-Webb
     University Project) Series 1997 DN
     3.75%**                            10/07/99   2,300         2,300,000
   North Carolina Medical Care Commission
     Health Care Facility RB (Lutheran
     Services for the Aging Project)
     Series 1998 DN
     3.80%**                            10/07/99     900           900,000
   North Carolina Medical Care Commission
     Hospital RB (Luthern Retirement Project)
     Series 1999 DN
     3.80%**                            10/07/99   3,700         3,700,000
   North Carolina Medical Care Commission
     Hospital RB (Moses Cone Memorial
     Hospital System Project) Series 1995 DN
     3.85%**                            10/07/99   4,500         4,500,000
   North Carolina Medical Care Commission
     Hospital RB (Pooled Financing Project)
     Series 1994 DN
     3.75%**                            10/07/99   2,100         2,100,000
   University of North Carolina RB (Chapel
     Parking System Board of Governors
     of the UNC Project) Series 1997C DN
     3.70%**                            10/07/99   1,800         1,800,000
                                                            --------------
                                                                16,000,000
                                                            --------------
NORTH DAKOTA--1.2%
   Fargo IDRB (Owen Industries, Inc.
     Project) Series 1997 DN
     3.90%**                            10/07/99   1,000         1,000,000
   Mercer County Solid Waste Disposal RB
     (National Rural Utilities Project)
     Series 1995A MB
     3.65%                              03/01/00   2,900         2,900,000
   North Dakota Housing Finance Agency RB
     (Home Mortgage Project)
     Series 1999C MB
     3.20%                              04/01/00   1,000         1,000,000
                                                            --------------
                                                                 4,900,000
                                                            --------------


                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
OHIO--8.8%
   Allen BAN Series 1999 MB
     3.35%                              04/13/00 $ 2,000    $    2,001,545
   Clinton County Hospital RB (Ohio
     Hospital Capital, Inc. Pooled
     Financing Project) Series 1998 DN
     3.80%**                            10/07/99  12,100        12,100,000
   Cuyahoga County RB (Cleveland Clinic
     Foundation Project) Series 1997D DN
     3.95%**                            10/01/99     300           300,000
   Harrison County Economic Development RB
     (Carriage Inn of Cadiz Project)
     Series 1996 DN
     3.90%**                            10/07/99   1,665         1,665,000
   Middleburg Heights Hospital
     Improvement RB (Southwest General
     Health Center Project) Series 1997 DN
     3.80%**                            10/07/99   4,800         4,800,000
   Ohio Air Quality Development Authority
     PCRB (PPG Industries, Inc. Project)
     Series 1988A DN
     4.00%**                            10/07/99     500           500,000
   Ohio Water Authority Solid Waste
     Disposal RB (American Steel & Wire
     Corp. Project) Series 1995 DN
     3.95%**                            10/07/99     300           300,000
   Toledo Services Special Assessment
     Notes Series 1997 DN
     3.75%**                            10/07/99   2,900         2,900,000
   Toledo-Lucas County Port Authority
     Cultural Facilities RB (Toledo Museum
     of Art Project) Series 1999 DN
     4.00%**                            10/07/99   2,000         2,000,000
   Warren County Health Care Facilities RB
     (Otterbein Homes Project)
     Series 1998B DN
     3.80%**                            10/07/99   8,300         8,300,000
                                                            --------------
                                                                34,866,545
                                                            --------------
OKLAHOMA--0.5%
   Muskogee Industrial Trust PCRB
     (Oklahoma Gas and Electric Co.
     Project) Series 1995A DN
     3.90%**                            10/07/99   2,000         2,000,000
                                                            --------------
OREGON--4.3%
   Oregon Health, Housing, Education
     and Cultural Facility Authority RB
     (Peacehealth Project) Series 1998 DN
     3.80%**                            10/07/99  15,000        15,000,000
   Oregon Housing and Community
     Services Department Mortgage RB
     (Single Family Mortgage Project)
     Series 1999K MB
     3.58%                              08/17/00   2,000         2,000,000
                                                            --------------
                                                                17,000,000
                                                            --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA--9.6%
   Luzerne County Convention Center
     Authority Hotel Room Rent Tax RB
     Series 1998A DN
     3.80%**                            10/07/99 $ 5,000    $    5,000,000
   Pennsylvania Higher Education Facilities
     Authority RB (The University of
     Pennsylvania Health Services Project)
     Series 1994B DN
     3.85%**                            10/07/99   9,980         9,980,000
   Pennsylvania Higher Education Facilities
     Authority RB (The University of
     Pennsylvania Health Services Project)
     Series 1996C DN
     3.85%**                            10/07/99  13,700        13,700,000
   Pennsylvania Higher Education Facilities
     Authority RB (The University of
     Pennsylvania Health Services Project)
     Series 1998B DN
     3.85%**                            10/07/99   6,995         6,995,000
   Sayre Health Care Facilities Authority RB
     (VHA Capital Financing Project)
     Series 1985A DN
     3.80%**                            10/07/99   2,000         2,000,000
                                                            --------------
                                                                37,675,000
                                                            --------------
RHODE ISLAND--0.4%
   Rhode Island Housing and Mortgage
     Finance Corp. Homeownership
     Opportunity RB Series 1998B-24 MB
     3.15%                              12/15/99   1,700         1,700,000
                                                            --------------
SOUTH CAROLINA--1.2%
   Piedmont Municipal Electric Power
     Agency RB Series 1997C DN
     3.80%**                            10/07/99   2,300         2,300,000
   South Carolina Economic Development
     Authority RB (Catholic Diocese Project)
     Series 1998 DN
     3.85%**                            10/07/99   2,300         2,300,000
                                                            --------------
                                                                 4,600,000
                                                            --------------
TENNESSEE--2.8%
   Cleveland IDRB (YMCA of Metropolitan
     Chattanooga Project) Series 1999 DN
     3.80%**                            10/07/99   6,500         6,500,000
   Tennessee State School Board Authority
     Higher Educational Facilities RB
     Series 1999 TECP
     3.30%                              10/14/99   4,600         4,600,000
                                                            --------------
                                                                11,100,000
                                                            --------------



                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
TEXAS--2.4%
   Comal County IDRB (Simpson Co. Project)
     Series 1996 DN
     4.00%**                            10/07/99 $ 2,600    $    2,600,000
   Harris County GO Series 1999 TAN
     4.00%                              02/29/00   2,000         2,004,222
   Texas RB Series 1999A TRAN
     4.50%                              08/31/00   5,000         5,035,381
                                                            --------------
                                                                 9,639,603
                                                            --------------
VIRGINIA--2.3%
   Metropolitan Washington D.C. Airports
     Authority Virginia Passenger Facility
     Flexible Term Notes Series 1999 TECP
     3.85%                              01/24/00   9,000         9,000,000
                                                            --------------
WASHINGTON--0.3%
   Yakima County Public Corp. RB (Jeld-Wen
     Income Project) Series 1988 DN
     3.79%**                            10/07/99   1,340         1,340,000
                                                            --------------
WISCONSIN--0.4%
   Wisconsin Housing and Economic
     Development Authority Home
     Ownership RB Series 1999I MB
     3.55%                              08/15/00   1,500         1,500,000
                                                            --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $394,415,445*)                           100.0%       394,415,445

LIABILITIES IN EXCESS
   OF OTHER ASSETS                                  0.0%          (168,020)
                                                --------    --------------
NET ASSETS  (Equivalent  to $1.00 per share
   based on  238,279,423  Institutional
   shares, 151,290,528 Service shares and
   4,705,370 Investor A shares outstanding)       100.0%    $  394,247,425
                                                ========    ==============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($394,247,425 (DIVIDE) 394,275,321)                               $1.00
                                                                     =====


---------------------
*    Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1999 and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                   NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS--99.5%
NEW JERSEY--97.7%
   Atlantic City Board of Education RB
     Series 1999 MB
     4.00%                              05/01/00  $  375    $      375,839
   Barnegat Township GO Series 1999 BAN
     3.93%                              01/10/00   2,000         2,001,515
   Bergen County General Improvement
     Notes GO Series 1998 MB
     4.00%                              11/15/99   1,000         1,001,387
   Bergen County Utilities Authority RB
     Series 1978 MB
     6.15%                              12/15/99   1,020         1,025,931
   Camden County Improvement
     Authority RB (Jewish Community
     Center Project) Series 1995 DN
     3.80%**                            10/07/99     750           750,000
   Cedar Grove Township GO
     Series 1999 BAN
     3.50%                              03/07/00   1,000         1,001,671
   Clark Township GO Series 1999 BAN
     3.28%                              01/05/00   2,000         2,000,753
   Cranford Township GO Series 1999 BAN
     3.63%                              01/18/00   2,050         2,052,996
   Essex County Public Improvement
     Authority RB (County Asset Sale
     Project) Series 1995 DN
     3.70%**                            10/07/99   2,700         2,700,000
   Essex Fells GO Series 1999 BAN
     4.25%                              03/10/00   4,566         4,578,584
   Fanwood GO Series 1999 BAN
     3.98%                              01/05/00     700           701,389
   Gloucester County Industrial Pollution
     Control Financing Authority Refunding
     RB (Mobil Oil Refining Co. Project)
     Series 1993 DN
     3.40%**                            10/07/99   2,810         2,810,000
   Hopewell Township GO Series 1998 BAN
     3.80%                              03/22/00   2,307         2,311,947
   Hudson County Certificates of
     Participation Series 1992A-9 DN
     3.60%**                            10/07/99   6,000         6,000,000
   Jackson Township GO Series 1998 BAN
     3.25%                              12/14/99   3,029         3,030,189
   Jefferson Township GO Series 1998 BAN
     3.25%                              02/17/00   1,000         1,001,108
   Jersey City Municipal Utilities Authority
     Project Notes RB Series 1999 MB
     4.38%                              07/28/00   2,000         2,007,504
   Kinnelon GO Series 1999 BAN
     4.00%                              01/14/00     952           954,123
     4.00%                              02/04/00     952           954,706
   Mercer County Improvement Authority RB
     (Atlantic Financial and Johnson Project)
     Series 1998 DN
     3.70%**                            10/07/99   3,000         3,000,000
   New Jersey Economic Development
     Authority Multi-Mode IDRB (V and
     S Amboy Galvanizing LLC Project)
     Series 1999 DN
     4.00%**                            10/07/99   3,600         3,600,000
   New Jersey Economic Development
     Authority PCRB (Public Service
     Electric and Gas Co. Project)
     Series 1995A DN
     3.40%**                            10/07/99     300           300,000



                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development
     Authority PCRB (Public Service
     Electric and Gas Co. Project)
     Series 1996 DN
     3.50%**                            10/07/99  $  400    $      400,000
   New Jersey Economic Development
     Authority RB (Airis Newark LLC
     Project) Series 1998 DN
     3.80%**                            10/07/99     800           800,000
   New Jersey Economic Development
     Authority RB (Bethany Baptist
     Church Project) Series 1998 DN
     3.65%**                            10/07/99     100           100,000
   New Jersey Economic Development
     Authority RB (Chambers Cogen Project)
     Series 1991 MB
     3.55%                              01/20/00   3,700         3,700,000
   New Jersey Economic Development
     Authority RB (Facile Holdings, Inc.
     Project) Series 1998 DN
     3.70%**                            10/07/99     480           480,000
   New Jersey Economic Development
     Authority RB (Far Sighted Investment
     LLC Project) Series 1998A DN
     3.80%**                            10/07/99   1,180         1,180,000
   New Jersey Economic Development
     Authority RB (J. James Realty Co.
     Project) Series 1998 DN
     3.80%**                            10/07/99     570           570,000
   New Jersey Economic Development
     Authority RB (Kenwood USA Corp.
     Project) Series 1985 DN
     3.55%**                            10/07/99   2,800         2,800,000
   New Jersey Economic Development
     Authority RB (Local Housing Project)
     Series 1992D-1 DN
     3.75%**                            10/07/99   1,285         1,285,000
   New Jersey Economic Development
     Authority RB (Nandan Co. Project)
     Series 1995 DN
     3.85%**                            10/07/99   2,015         2,015,000
   New Jersey Economic Development
     Authority RB (Newark Fibers, Inc.
     Project) Series 1998 DN
     3.90%**                            10/07/99   3,000         3,000,000
   New Jersey Economic Development
     Authority RB (Ninette Group LP
     Project) Series 1998 DN
     3.80%**                            10/07/99     900           900,000
   New Jersey Economic Development
     Authority RB (Ocean Spray
     Cranberries, Inc. Project)
     Series 1987 MB
     3.70%                              07/01/00   1,500         1,500,000
   New Jersey Economic Development
     Authority RB (St. James Prep. and
     Social Service Project) Series 1998 DN
     3.65%**                            10/07/99   1,000         1,000,000
   New Jersey Economic Development
     Authority RB (Thermal Energy LP
     Project) Series 1995 DN
     3.70%**                            10/07/99   6,000         6,000,000
   New Jersey Economic Development
     Authority RB (United Water, Inc.
     Project) Series 1996B DN
     4.20%**                            10/01/99     200           200,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development
     Authority RB (Venice Maid Foods
     Project) Series 1997 DN
     3.80%**                            10/07/99  $1,000    $    1,000,000
   New Jersey Economic Development
     Authority RB (Wechsler Coffee Corp.
     Project) Series 1998 DN
     3.75%**                            10/07/99   1,370         1,370,000
   New Jersey Economic Development
     Authority RB (Wood Hollow Associates
     Project) Series 1997 DN
     3.80%**                            10/07/99   2,415         2,415,000
   New Jersey Economic Development
     Authority Refunding RB (New Jersey
     Natural Gas Co. Project)
     Series 1998B DN
     3.60%**                            10/07/99   1,000         1,000,000
   New Jersey Economic Development
     Authority Refunding RB (New Jersey
     Natural Gas Co. Project)
     Series 1998C DN
     3.60%**                            10/07/99   1,700         1,700,000
   New Jersey Economic Development
     Authority Tax-Exempt RB (Pennington
     Montessori School Project)
     Series 1998 DN
     3.80%**                            10/07/99   1,370         1,370,000
   New Jersey Housing and Mortgage
     Finance Agency RB Series 1999 MB
     3.75%                              09/14/00   1,000         1,000,000
   New Jersey Housing and Mortgage
     Finance Agency Tax-Exempt Eagle
     Trust Certificates Series 1997A DN
     3.84%**                            10/07/99   3,900         3,900,000
   New Jersey Sports and Exposition
     Authority RB Series 1992C DN
     3.75%**                            10/07/99     975           975,000
   New Jersey Sports and Exposition
     Authority State Contract Municipal
     Trust Certificates Series 1998A DN
     3.82%**                            10/07/99   4,875         4,875,000
   New Jersey Sports and Exposition
     Authority RB Series 1998A DN
     3.82%**                            10/07/99   4,780         4,780,000
   New Jersey State Educational Facilities
     Authority RB (College of New Jersey
     Project) Series 1999A DN
     3.65%**                            10/07/99   2,000         2,000,000
   New Jersey State GO Series 1998 BAN
     6.20%                              01/15/00   1,000         1,007,436
   New Jersey Transportation Trust Fund
     Authority Trust Receipts RB
     (Transportation System Project)
     Series 1996A DN
     3.90%**                            10/07/99   3,200         3,200,000
   New Jersey Turnpike Authority RB
     Series 1991D DN
     3.65%**                            10/07/99   1,500         1,500,000
   North Bergen Township GO
     Series 1999 MB
     3.75%                              11/01/99   1,165         1,165,628


                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Peapack Gladstone GO
     Series 1999 BAN
     3.50%                              05/12/00  $2,215    $    2,219,324
   Pequannock Township GO
     Series 1998 BAN
     3.25%                              12/03/99   1,000         1,000,334
   Port Authority of New Jersey and
     New York RB Series 1999 MB
     3.25%                              10/15/99   2,000         2,000,000
     3.10%                              10/21/99   2,500         2,500,000
   Riverdale Boro GO Series 1999 BAN
     3.50%                              05/12/00   2,300         2,304,090
   Salem County Pollution Control
     Financing Authority PCRB (Atlantic
     City Electric Co. Project)
     Series 1997B DN
     3.60%**                            10/07/99   1,000         1,000,000
   Salem County Pollution Control
     Financing Authority PCRB (E.I.
     DuPont de Nemours & Co. Project)
     Series 1982A DN
     3.40%**                            10/07/99   8,800         8,800,000
   Salem County Pollution Control
     Financing Authority PCRB (Public
     Service Electric and Gas Co. Project)
     Series 1997 DN
     3.60%**                            10/07/99   1,400         1,400,000
   Sea Isle City Unlimited Tax GO
     Series 1998 MB
     4.00%                              10/01/99     200           200,000
   Seaside Heights GO Series 1999 BAN
     3.60%                              02/18/00   1,964         1,968,135
   Union Township GO Series 1999 BAN
     3.75%                              04/08/00   1,100         1,102,756
   Washington Township Municipal Utilities
     Authority Utility Systems RB
     Series 1999 MB
     3.85%                              02/01/00     200           200,427
   West Caldwell Township GO
     Series 1999 BAN
     3.94%                              09/12/00   2,204         2,208,032
   West Deptford Township GO
     Series 1999 BAN
     4.25%                              01/18/00   2,000         2,003,799
   West Orange GO Series 1998 BAN
     3.25%                              11/16/99   1,650         1,650,565
   Wildwood Crest GO Series 1999 BAN
     3.45%                              05/25/00   2,000         2,002,253
                                                            --------------
                                                               135,907,421
                                                            --------------
GUAM--1.8%
   Guam Power Authority RB
     Series 1998 TECP
     3.05%                              10/13/99   2,500         2,500,000
                                                            --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)


AS OF SEPTEMBER 30, 1999                                       Value
                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
   (Cost $138,407,421*)                            99.5%    $  138,407,421

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                   0.5%           650,545
                                                --------    --------------
NET ASSETS  (Equivalent to $1.00 per share
    based on 79,567,930 Institutional
   shares, 37,142,031 Service shares,
   22,365,342 Investor A shares and 52
   Investor B shares outstanding)                 100.0%    $  139,057,966
                                                ========    ==============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE,
   INVESTOR A AND INVESTOR B
   SHARE
   ($139,057,966 (DIVIDE) 139,075,355)                               $1.00
                                                                     =====


----------------------
*    Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1999, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS--99.7%
NORTH CAROLINA--99.4%
   Asheville Certificates of Participation
     Series 1993A DN
     3.80%**                            10/07/99  $  500    $      500,000
   Bertie County Water District IV GO
     Series 1999 BAN
     3.12%                              10/20/99   2,031         2,030,458
   Buncombe County GO Series 1997 DN
     3.85%**                            10/07/99   5,605         5,605,000
   Buncombe County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Lustar Dyeing, Inc.
     Project) Series 1998 DN
     3.95%**                            10/07/99   2,880         2,880,000
   Cabarrus County Development Corp.
     Installment Payment RB (North
     Carolina Installment Financing
     Contract Project) Series 1999 MB
     4.60%                              06/01/00     950           957,688
   Charlotte Water and Sewer Authority GO
     Series 1994 MB
     5.70%                              02/01/00   2,000         2,017,000
   Charlotte-Mecklenburg Hospital
     Authority RB (Health Care System
     Project) Series 1996C DN
     3.70%**                            10/07/99   1,600         1,600,000
   Charlotte-Mecklenburg Hospital
     Authority RB (Health Care System
     Project) Series 1996D DN
     3.65%**                            10/07/99   1,000         1,000,000
   Cumberland County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (BG Properties, LLC
     Project) Series 1998 DN
     3.85%**                            10/07/99   1,450         1,450,000
   Dare County GO Series 1990 MB
     6.90%                              03/01/00     500           517,364
   Durham GO Series 1993 DN
     3.65%**                            10/07/99   5,635         5,635,000
   Fayetteville GO Series 1990 MB
     6.60%                              10/07/99   1,000         1,039,221
   Fayetteville Public Works Commission RB
     Series 1990 MB
     6.50%                              03/01/00     400           413,253
     7.00%                              03/01/00   1,000         1,035,593
   Gaston County Industrial Facilities and
     Pollution Control Financing Authority RB
     (Gold Medal Homes Project)
     Series 1996 DN
     3.85%**                            10/07/99   1,980         1,980,000
   Gaston County Recreational Facilities RB
     (Gaston County Family Young Men's
     Christian Association Project)
     Series 1998 DN
     3.75%**                            10/07/99     900           900,000
   Gates County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Coxe-Lewis Corp. Project)
     Series 1999 DN
     3.95%**                            10/07/99   2,090         2,090,000



                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Green County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Federal Paper
     Board Co., Inc. Project)
     Series 1989 DN
     3.85%**                            10/07/99 $ 1,100    $    1,100,000
   Green County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Snow Hill Tape Corp. Project)
     Series 1995 DN
     3.85%**                            10/07/99   2,000         2,000,000
   Greensboro Certificates of Participation
     (Greensboro Coliseum Complex
     Improvement Project) Series 1995A DN
     3.70%**                            10/07/99     100           100,000
   Greensboro Public Improvement GO
     Series 1998 DN
     3.70%**                            10/07/99   2,560         2,560,000
   Guilford County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (U.S. Label Corp. Project)
     Series 1995 DN
     3.85%**                            10/07/99   2,500         2,500,000
   Guilford County Industrial Facilities and
     Pollution Control Financing Authority
     RB (L&E Packaging, Inc. Project)
     Series 1996 DN
     3.85%**                            10/07/99   1,550         1,550,000
   Haywood Regional Medical Center RB
     Series 1997 DN
     3.75%**                           10/07/99    1,600         1,600,000
   Lee County Industrial Facilities and
     Pollution Control Financing Authority
     Refunding IDRB (Trion, Inc. Project)
     Series 1995 DN
     3.75%**                            10/07/99   1,700         1,700,000
   Lee County Industrial Facilities and
     Pollution Control Financing Authority RB
     (Var-Arden Corp Project)
     Series 1999 DN
     3.85%**                            10/07/99   5,000         5,000,000
   Mecklenburg County GO
     Series 1991 MB
     6.10%                              04/01/00   1,840         1,866,575
   Mecklenburg County GO
     Series 1996C DN
     3.70%**                            10/07/99     300           300,000
   Mecklenburg County GO
     Series 1998C DN
     3.75%**                            10/07/99   3,095         3,095,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Griffith Micro Science
     Project) Series 1995 DN
     3.85%**                            10/07/99   1,500         1,500,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Otto Industries, Inc.
     Project) Series 1988 DN
     3.90%**                            10/07/99   2,950         2,950,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Piedmont Plastics
     Project) Series 1997 DN
     4.00%**                            10/07/99   4,700         4,700,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Mecklenburg County Public Improvement
     GO Series 1994 MB
     5.40%                              04/01/00 $ 1,000    $    1,011,230
   Mecklenburg County Public Improvement
     GO Series 1998B MB
     4.25%                              02/01/00   2,700         2,710,592
   New Hanover County GO Series 1998 MB
     4.75%                              02/01/00   1,650         1,658,332
   New Hanover County Hospital RB (New
     Hanover Regional Medical Center
     Project) Series 1996 MB
     4.40%                              10/01/99     725           725,000
   New Hanover County Industrial Facilities
     IDRB (Interroll Corp. Project)
     Series 1989 DN
     3.90%**                            10/07/99     995           995,000
   North Carolina Agricultural Finance
     Authority Agricultural Development RB
     (Harvey Fertilizer & Gas Co. Project)
     Series 1995 DN
     3.85%**                            10/07/99   1,540         1,540,000
   North Carolina Eastern Municipal Power
     Agency Power System RB
     Series 1999A MB
     4.25%                              01/01/00  15,135        15,181,666
   North Carolina Eastern Municipal Power
     Agency RB Series 1999 TECP
     3.50%                              10/07/99   9,500         9,500,000
     3.40%                              10/07/99   7,000         7,000,000
   North Carolina Educational Facilities
     Finance Agency RB (Duke University
     Project) Series 1991B DN
     3.65%**                            10/07/99   2,000         2,000,000
   North Carolina Educational Facilities
     Finance Agency RB (Duke University
     Project) Series 1992A DN
     3.65%**                            10/07/99     100           100,000
   North Carolina Educational Facilities
     Finance Agency RB (Greensboro
     College Project) Series 1997 DN
     3.65%**                            10/07/99     500           500,000
   North Carolina Educational Facilities
     Finance Agency RB (Guilford College
     Project) Series 1997 DN
     3.80%**                            10/07/99     280           280,000
   North Carolina Educational Facilities
     Finance Agency RB (The Bowman
     Gray School of Medicine Project)
     Series 1990 DN
     3.77%**                            10/07/99     800           800,000
   North Carolina Educational Facilities
     Finance Agency RB (The Bowman
     Gray School of Medicine Project)
     Series 1996 DN
     3.77%**                            10/07/99   1,000         1,000,000
   North Carolina GO Series 1992A MB
     6.10%                              03/01/00   1,975         1,999,942
   North Carolina GO Series 1997A MB
     5.10%                              03/01/00   4,000         4,031,781



                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Medical Care
     Commission Health Care Facility RB
     (Lutheran Services for the Aging
     Project) Series 1998 DN
     3.80%**                            10/07/99 $ 3,175    $    3,175,000
   North Carolina Medical Care Commission
     Health Care Facility RB (Methodist
     Home Project) 1988 DN
     3.40%**                            10/07/99   2,500         2,500,000
   North Carolina Medical Care Commission
     Hospital RB (Angel Medical Center,
     Inc. Project) Series 1997 DN
     3.75%**                            10/07/99   2,900         2,900,000
   North Carolina Medical Care Commission
     Hospital RB (Baptist Hospital Project)
     Series 1996 DN
     3.85%**                            10/07/99   1,600         1,600,000
   North Carolina Medical Care Commission
     Hospital RB (Duke University Hospital
     Project) Series 1985B DN
     3.65%**                            10/07/99   4,400         4,400,000
   North Carolina Medical Care Commission
     Hospital RB (Duke University Hospital
     Project) Series 1985D DN
     3.65%**                            10/07/99   1,000         1,000,000
   North Carolina Medical Care Commission
     Hospital RB (Duke University Hospital
     Project) Series 1993A DN
     3.65%**                            10/07/99   1,500         1,500,000
   North Carolina Medical Care Commission
     Hospital RB (Luthern Retirement
     Project) Series 1999 DN
     3.80%**                            10/07/99     300           300,000
   North Carolina Medical Care Commission
     Hospital RB (Moses Cone Memorial
     Hospital System Project) Series 1995 DN
     3.85%**                            10/07/99   1,700         1,700,000
   North Carolina Medical Care Commission
     Hospital RB (Park Ridge Hospital
     Project) Series 1988 DN
     3.75%**                            10/07/99   3,700         3,700,000
   North Carolina Medical Care Commission
     Hospital RB (Pooled Equipment
     Financing Project) Series 1985 DN
     3.70%**                            10/07/99   1,150         1,150,000
   North Carolina Municipal Power
     Agency RB (Catawba Project)
     Series 1993 TECP
     3.60%                              10/08/99   6,500         6,500,000
     4.00                               10/08/99   2,300         2,300,000
   North Carolina Municipal Power
     Agency RB (Catawba Project)
     Series 1999A MB
     7.00%                              01/01/00   3,435         3,535,932
   Pitt County Certificates of Participation
     Series 1991 MB
     6.90%                              04/01/00   1,150         1,193,410

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Pitt County RB (Pitt County Memorial
     Hospital Project) Series 1995 MB
     4.20%                              12/01/99  $  725    $      726,374
   Raleigh GO Series 1991 MB
     6.30%                              03/01/00     600           607,550
   Raleigh-Durham Airport Authority
     Special Facility Refunding RB
     (American Airlines, Inc. Project)
     Series 1995B DN
     3.90%**                            10/01/99     200           200,000
   Randolph County Industrial Facilities
     and Pollution Control Finance
     Authority RB (Jowat Corp. Project)
     Series 1999 DN
     3.85%**                            10/01/99   3,000         3,000,000
   Rockingham County Industrial Facilities
      and Pollution Control Finance
     Authority RB (Medibeg U.S.A., Inc.
     Project) Series 1997 DN
     3.85%**                            10/07/99   2,900         2,900,000
   Rockingham County Industrial Facilities
     and Pollution Control Finance
     Authority RB (Whiteridge, Inc.
     Project) Series 1998 DN
     4.00%**                            10/07/99   1,400         1,400,000
   Rutherford County Industrial Facilities
     and Pollution Control Finance
     Authority RB (Thieman Metal
     Technologies LLC Project)
     Series 1998 DN
     4.00%**                            10/07/99   2,850         2,850,000
   Sampson County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Dubose Strapping,
     Inc. Project) Series 1997 DN
     4.00%**                            10/07/99   1,800         1,800,000
   Union County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Rock-Tenn Converting Co.
     Project) Series 1997 DN
     3.90%**                            10/07/99   1,750         1,750,000
   University of North Carolina RB (Chapel
     Parking System Board of Governors
     of the UNC Project) Series 1997C DN
     3.70%**                            10/07/99     200           200,000
   University of North Carolina System
     Pool RB Series 1998B MB
     3.25%                              10/01/99   2,420         2,420,000
   Wake County Industrial Facilities and
     Pollution Control Financing
     Authority RB (Carolina Power & Light
     Co. Project) Series 1985A DN
     3.77%**                            10/07/99   1,580         1,580,000
   Wake County Industrial Facilities and
     Pollution Control Financing
     Authority PCRB (Carolina Power &
     Light Co. Project) Series 1985B DN
     3.70%**                            10/07/99   1,000         1,000,000



                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Warren County Industrial Facilities
     and Pollution Control Financing
     Authority PCRB (Glen Raven
     Mills, Inc. Project) Series 1997 DN
     3.85%**                            10/07/99 $ 1,500    $    1,500,000
   Washington County Industrial Facilities
     Pollution Control Financing
     Authority PCRB (Mackeys Ferry
     Sawmill, Inc. Project) Series 1997 DN
     3.85%**                            10/07/99   3,100         3,100,000
   Wilkes County Industrial Facilities and
     Pollution Control Financing
     Authority PCRB (Schas Circular
     Industries, Inc. Project)
     Series 1997A DN
     3.95%**                            10/07/99     890           890,000
   Winston-Salem Certificates of
     Participation RB (Risk Acceptance
     Management Corp. Project)
     Series 1988 DN
     3.85%**                            10/07/99     415           415,000
                                                            --------------
                                                               178,998,961
                                                            --------------
PUERTO RICO--0.3%
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Ana G. Mendez Foundation Project)
     Series 1985 DN
     3.80%**                            10/07/99     545           545,000
                                                            --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $179,543,961*)                            99.7%       179,543,961

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                   0.3%           522,740
                                                  ------    --------------
NET ASSETS (Equivalent to $1.00 per share
     based on  178,058,021  Institutional
     shares, 1,638,702 Service shares and
     369,220 Investor A shares outstanding)       100.0%    $  180,066,701
                                                  ======    ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($180,066,701 (DIVIDE) 180,065,943)                               $1.00
                                                                     =====


---------------------
*    Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1999, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------
MUNICIPAL BONDS--99.5%
OHIO--99.5%
   Avon GO Series 1999 BAN
     3.75%                              07/23/00  $1,190    $    1,191,848
   Bellbrook GO Series 1998 BAN
     3.55%                              10/21/99   1,800         1,800,190
   Brecksville GO Series 1998 BAN
     3.40%                              12/15/99     490           490,152
   Butler County GO Series 1998 BAN
     3.55%                              10/21/99   1,000         1,000,212
     3.67%                              03/16/00     750           751,566
   Cincinnati School District GO
     Series 1999 BAN
     3.90%                              05/19/00   2,000         2,006,101
   Clermont County Health Facilities
     Authority RB (Mercy Health System
     Project) Series 1996A DN
     3.75%**                            10/07/99     100           100,000
   Cuyahoga County Hospital RB
     (Cleveland Clinic Foundation Project)
     Series 1997A DN
     3.80%**                            10/01/99     200           200,000
   Cuyahoga County Hospital RB
     (Cleveland Clinic Foundation Project)
     Series 1998A DN
     3.80%**                            10/07/99     700           700,000
   Cuyahoga County Hospital Refunding RB
     (Metrohealth Systems Project)
     Series 1997 MB
     5.00%                              02/15/00   1,000         1,007,112
   Cuyahoga County IDRB (Actron
     Manufacturing Project)
     Series 1998 DN
     4.00%**                            10/01/99   1,320         1,320,000
   Cuyahoga County IDRB (Cleveland Gear
     Co., Inc. Project) Series 1998 DN
     4.00%**                            10/01/99   2,900         2,900,000
   Cuyahoga County IDRB (Northstar
     Project) Series 1998 DN
     4.00%**                            10/01/99   3,555         3,555,000
   Cuyahoga County IDRB (Pleasant Lake
     Associates Project) Series 1995 DN
     3.85%**                            10/07/99     855           855,000
   Delaware County IDRB (Air Waves, Inc.
     Project) Series 1995 DN
     4.00%**                            10/07/99     935           935,000
   Edgewood School District GO
     Series 1999 MB
     3.30%                              12/01/99     975           975,000
   Erie County IDRB (Brighton Manor Co.
     Project) Series 1986 DN
     3.95%**                            10/07/99   3,700         3,700,000
   Franklin County Hospital Refunding RB
     (U.S. Health Corp. of Columbus
     Project) Series 1996A DN
     3.75%**                            10/07/99     450           450,000
   Franklin County IDRB (Alco Standard
     Corp. Project) Series 1994 DN
     3.85%**                            10/07/99     200           200,000
   Green County GO Series 1999 BAN
     3.15%                              12/01/99     930           930,000
   Greene County Economic
     Development RB (Ashford Center
     Project) Series 1995 DN
     3.85%**                            10/07/99   1,825         1,825,000



                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Greene County IDRB (AFC Stamping &
     Production, Inc., Barsplice Products
     Project) Series 1995 DN
     4.00%**                            10/07/99  $  935    $      935,000
   Greene County IDRB (Antioch Publishing
     Co. Project) Series 1996 DN
     4.00%**                            10/07/99   1,800         1,800,000
   Hamilton County Hospital Facilities RB
     (Beechwood Home Project)
     Series 1997 DN
     3.92%**                            10/01/99   4,000         4,000,000
   Hilliard GO Series 1999 BAN
     3.85%                              09/07/00   2,100         2,104,722
   Indian Hill Village Economic
     Development RB (Cincinnati Country
     Day School Project) Series 1999 DN
     3.85%**                            10/01/99   2,000         2,000,000
   Lakewood GO Series 1999 BAN
     3.25%                              03/10/00   2,870         2,873,674
   Montgomery County Healthcare
     Facilities RB Series 1998 DN
     3.85%**                            10/07/99    200            200,000
   New London Local School District GO
     Series 1999 BAN
     3.35%                              10/08/99   3,152         3,152,148
   North Royalton GO Series 1999 BAN
     3.95%                              09/21/00   1,000         1,001,404
   Oakwood GO Series 1998 BAN
     3.50%                              12/29/99   1,858         1,858,874
   Ohio Air Quality Development Authority
     PCRB (JMG Funding Ltd. Partnership
     Project) Series 1995B DN
     3.75%**                            10/07/99   3,000         3,000,000
   Ohio Air Quality Development Authority
     PCRB (Pennsylvania Power Co.
     Project) Series 1997 DN
     3.85%**                            10/07/99   3,400         3,400,000
   Ohio Air Quality Development Authority
     PCRB (PPG Industries, Inc. Project)
     Series 1988A DN
     4.00%**                            10/01/99   6,500         6,500,000
   Ohio Air Quality Development Authority
     PCRB (Timken Co. Project)
     Series 1999 DN
     3.80%**                            10/01/99     900           900,000
   Ohio Housing Finance Agency
     Multi-Family Housing RB (Lincoln Park
     Association Project) Series 1985 MB
     3.15%                              11/01/99     755           755,000
   Ohio Housing Finance Agency
     Multi-Family Housing RB (The Club at
     Spring Valley Apartments Project)
     Series 1996A DN
     3.85%**                            10/07/99     800           800,000
   Ohio IDRB (Anomatic Corp. Project)
     Series 1994 DN
     4.00%**                            10/07/99   1,165         1,165,000
   Ohio IDRB (Ashley Ward, Inc. Project)
     Series 1997 DN
     3.95%**                            10/07/99   1,670         1,670,000
   Ohio Liquor Profits RB Series 1998 MB
     6.85%                              03/01/00   1,000         1,015,844

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio State Building Authority Facilities RB
     Series 1985C MB
     7.35%                              10/01/99  $  300    $      309,000
   Ohio State Building Authority RB
     (Juvenile Correctional Facilities
     Improvement Project)
     Series 1999A MB
     3.50%                              10/01/99   1,675         1,675,000
   Ohio State Building Authority RB
     (Juvenile Correctional Facilities
     Improvement Project)
     Series 1999B MB
     3.50%                              10/01/99     345           345,000
   Ohio State Infrastructure RB
     Series 1999-1 MB
     4.25%                              12/15/99     435           435,679
   Ohio Water Authority Solid Waste
     Disposal RB (American Steel & Wire
     Corp. Project) Series 1995 DN
     3.95%**                            10/07/99   7,800         7,800,000
   Ohio Water Development Authority PCRB
     (Cleveland Electric Co. Project)
     Series 1997B DN
     3.80%**                            10/07/99   1,700         1,700,000
   Ohio Water Development Authority
     Refunding RB (Timken Co. Project)
     Series 1992 DN
     3.80%**                            10/07/99   1,800         1,800,000
   Olentangy Local School District GO
     Series 1997 MB
     4.15%                              12/01/99     500           500,774
   Portage County IDRB (Action Super
     Abrasive Project) Series 1996 DN
     4.00%**                            10/07/99   1,090         1,090,000
   Portage County IDRB (Lovejoy Industries
     Project) Series 1994 DN
     4.00%**                            10/07/99   1,325         1,325,000
   Scioto County GO Series 1999 BAN
     4.06%                              07/13/00   1,214         1,216,366
   Shaker Heights GO Series 1999 BAN
     3.70%                              06/01/00   2,845         2,845,000
   Solon GO Series 1999 BAN
     3.60%                              06/15/00     500           501,194
   Springboro GO Series 1998 BAN
     3.40%                              01/27/00   1,200         1,200,938
   Stark County GO Series 1999 BAN
     3.85%                              08/17/00   1,650         1,654,182
   Strongsville GO Series 1998 BAN
     3.40%                              11/04/99     775           775,175
   Strongsville IDRB (Web Plastics
     Co. Project) Series 1997 DN
     4.00%**                            10/07/99   1,030         1,030,000
   Summit County IDRB (Austin Printing Co.,
     Inc. Project) Series 1994 DN
     4.00%**                            10/07/99     440           440,000
   Summit County IDRB (Forest
     Manufacturing Project) Series 1994 DN
     3.95%**                            10/07/99     300           300,000


                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Summit County IDRB (JRB Co., Inc.
     Project) Series 1997 DN
     4.00%**                            10/01/99  $3,200    $    3,200,000
   Toledo-Lucas County Port Authority
     Development RB (Frostbite Brands, Inc.
     Project) Series 1993 DN
     4.15%**                            10/01/99     940           940,000
   Trumbull County Health Care Facilities RB
     Series 1998 DN
     3.85%**                            10/01/99   1,800         1,800,000
   Union Township GO Series 1999 BAN
     3.77%                              05/26/00   1,000         1,002,952
   Washington County GO Series 1999 BAN
     3.25%                              11/18/99   1,550         1,550,600
   Westlake Construction Notes GO
     Series 1999 MB
     3.40%                              05/04/00     750           750,854
   Westlake Economic Development RB
     (Oaks Development Co. Project)
     Series 1994 DN
     3.85%**                            10/07/99   1,815         1,815,000
   Westlake GO Series 1999 BAN
     3.15%                              12/01/99     470           470,000
   Youngstown IDRB (Portage Transformer
     Co. Project) Series 1996 DN
     4.00%**                            10/01/99     475           475,000
                                                            --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $104,971,561*)                            99.5%       104,971,561

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                   0.5%           478,332
                                                  ------    --------------
NET ASSETS  (Equivalent  to $1.00 per
     share based on  49,247,676
     Institutional shares, 11,303,889
     Service shares and 44,933,409
     Investor A shares outstanding)               100.0%    $  105,449,893
                                                  ======    ==============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($105,449,893 (DIVIDE) 105,484,974)                               $1.00
                                                                     =====


---------------------
*    Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1999, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                  PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS--99.9%
PENNSYLVANIA--97.5%
   Allegheny County Higher Education
     Building Authority RB (University of
     Pittsburgh Project) Series 1985C DN
     3.65%**                            10/07/99 $ 1,790    $    1,790,000
   Allegheny County IDRB (United Mobile
     Video Project) Series 1997 DN
     3.80%**                            10/07/99   4,000         4,000,000
   Allegheny County IDRB (USX Corp.
     Project) Series 1998 DN
     3.80%**                            10/07/99   2,000         2,000,000
   Allegheny County IDA Refunding PCRB
     (Duquesne Light Co. Project)
     Series 1990A MB
     3.50%                              10/28/99  15,000        15,000,000
   Allegheny County IDA Refunding PCRB
     (Duquesne Light Co. Project)
     Series 1992A MB
     3.50%                              10/28/99   8,000         8,000,000
   Beaver County IDRB (Duquesne Light Co.
     Project) Series 1990C TECP
     3.45%                              10/29/99   1,500         1,500,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co., Beaver Valley
     Project) Series 1990A MB
     3.35%                              10/29/99  16,400        16,400,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co., Mansfield
     Project) Series 1990B DN
     3.70%**                            10/07/99   1,100         1,100,000
   Beaver County IDA Refunding PCRB
     (Ohio Edison Co. Project)
     Series 1992A MB
     3.10%                              04/01/00   5,400         5,400,000
   Bedford County IDRB (Sepa, Inc. Facility
     Project) Series 1985 DN
     3.75%**                            10/07/99   6,100         6,100,000
   Berks County IDA (Citizen's Utilities Co.
     Project) Series 1996 MB
     3.45%                              11/09/99   4,100         4,100,000
     3.60%                              12/10/99   8,400         8,400,000
   Berks County IDA Manufacturing
     Facilities RB (Grafika Commercial
     Printing, Inc. Project) Series 1995 DN
     3.95%**                            10/07/99   2,330         2,330,000
   Berks County IDRB (Beacon Container
     Corp. Project) Series 1997A DN
     4.00%**                            10/07/99   2,165         2,165,000
   Berks County IDRB (Berks Products
     Project) Series 1996 DN
     4.00%**                            10/07/99   2,220         2,220,000
   Berks County IDRB (Hub Fabricating
     Project) Series 1996 DN
     3.95%**                            10/07/99   4,465         4,465,000
   Bethel Park GO Series 1999 TRAN
     3.43%                              12/31/99   2,000         2,000,867
   Bucks County IDRB (LTL Color
     Compounders Project)
     Series 1999B DN
     3.95%**                            10/07/99   4,505         4,505,000
   Bucks County IDA Environmental
     Improvement Refunding RB
     (USX Corp. Project) Series 1995 MB
     3.10%                              11/04/99   6,440         6,440,000



                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Bucks County IDRB (SHV Real
     Estate, Inc. Project) Series 1985 DN
     3.90%**                            10/07/99 $ 1,900    $    1,900,000
   Cambria County IDA Resource Recovery
     RB (Cambria Cogen Co. Project)
     Series 1998 DN
     3.80%**                            10/07/99  28,195        28,195,000
   Carbon County IDA Resource Recovery
     RB (Panther Creek Partners Project)
     Series 1990A MB
     3.45%                              10/15/99  13,200        13,200,000
     3.35%                              11/09/99   3,400         3,400,000
     3.60%                              11/15/99   3,355         3,355,000
   Carbon County IDA Resource Recovery
     RB (Panther Creek Partners Project)
     Series 1999 TECP
     3.45%                              10/15/99   6,380         6,380,000
   Cumberland County IDRB (Lane
     Enterprises, Inc. Project)
     Series 1994 DN
     3.95%**                            10/07/99     605           605,000
   Cumberland County IDRB (Lawrence
     Schiff Silk Co. Project)
     Series 1998 DN
     4.00%**                            10/07/99   2,015         2,015,000
   Cumberland County Municipal Authority
     RB (Presbyterian Homes Project)
     Series 1993A DN
     3.80%**                            10/07/99   6,000         6,000,000
   Dallastown Area School District GO
     Series 1998 DN
     3.85%**                            10/07/99   5,000         5,000,000
   Dauphin County General Authority RB
     (Allhealth Pooled Financing Program
     Project) Series 1997 DN
     3.80%**                            10/07/99   7,200         7,200,000
   Dauphin County General Authority RB
     (Education & Health Loan Program)
     Series 1997 DN
     3.85%**                            10/07/99   4,100         4,100,000
   Delaware County IDA Resource
     Recovery Facilities Refunding RB
     (General Electric Capital Corp. Project)
     Series 1997G DN
     3.65%**                            10/07/99   2,300         2,300,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984A DN
     3.80%**                            10/07/99   1,600         1,600,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984B DN
     3.80%**                            10/07/99   2,000         2,000,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984C DN
     3.80%**                            10/07/99   2,400         2,400,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984D DN
     3.80%**                            10/07/99   2,900         2,900,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984E DN
     3.80%**                            10/07/99   1,595         1,595,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Delaware County PCRB (PECO Energy
     Co. Project) Series 1988A TECP
     3.40%                              10/08/99 $ 3,800    $    3,800,000
   Delaware River Port Authority of
     Pennsylvania & New Jersey Refunding
     Municipal Trust Certificates
     Series 1998-12A DN
     3.87%**                            10/07/99  14,850        14,850,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985A DN
     3.70%**                            10/07/99   1,300         1,300,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985B DN
     3.70%**                            10/07/99   3,000         3,000,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985C DN
     3.70%**                            10/07/99   1,300         1,300,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985D DN
     3.70%**                            10/07/99   3,100         3,100,000
   Eastern Pennsylvania Industrial &
     Commercial Development Authority
     IDRB (Electronic Data Systems Project)
     Series 1993 DN
     3.80%**                            10/07/99   1,000         1,000,000
   Elk County IDA Solid Waste RB
     (Williamette Industries, Inc. Project)
     Series 1992 DN
     3.85%**                            10/07/99   3,000         3,000,000
   Emmaus General Authority RB Pooled
     Loan Series 1989F-10 DN
     3.80%**                            10/07/99   1,000         1,000,000
   Emmaus General Authority RB Pooled
     Loan Series 1989G-9 DN
     3.80%**                            10/07/99   1,300         1,300,000
   Emmaus General Authority RB Pooled
     Loan Series 1996 DN
     3.80%**                            10/07/99   4,500         4,500,000
   Erie County Hospital Authority RB
     (Hamot Health Foundation Project)
     Series 1998A MB
     4.00%                              05/15/00     850           851,511
   Erie County IDRB (American Turned
     Products Project) Series 1997 DN
     4.00%**                            10/07/99   1,940         1,940,000
   Erie County IDRB (Reed Manufacturing
     Project) Series 1997 DN
     4.00%**                            10/07/99   1,500         1,500,000
   Geisinger Health System Authority RB
     (Penn State Health Systems Project)
     Series 1998B DN
     3.90%**                            10/01/99     500           500,000
   Indiana County IDRB (Conemaugh
     Project) Series 1997A DN
     3.75%**                            10/07/99   2,310         2,310,000
   Lawrence County IDRB (L and N
     Metallurgical Products Project)
     Series 1996 DN
     4.15%**                            10/07/99   3,600         3,600,000



                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Lehigh County General Purpose
     Authority Hospital RB (Lehigh Valley
     Health Network Project)
     Series 1999B DN
     3.75%**                            10/07/99 $ 1,400    $    1,400,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1984 DN
     3.40%**                            10/07/99     800           800,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1985A DN
     3.90%**                            10/07/99   4,600         4,600,000
   Lehigh County Sewer Authority RB
     Series 1985B DN
     3.65%**                            10/07/99   1,570         1,570,000
   Lehigh County Water Authority RB
     Series 1984 DN
     3.65%**                            10/07/99   4,545         4,545,000
   Littlestown IDA Refunding RB (Hanover
     House Industries Project)
     Series 1987 DN
     3.80%**                            10/07/99   8,000         8,000,000
   Luzerne County IDRB (Nardone
     Brothers Baking Project)
     Series 1999 DN
     3.95%**                            10/07/99   7,535         7,535,000
   Lycoming County IDRB (Brodart Co.
     Project) Series 1998A DN
     4.00%**                            10/07/99   1,905         1,905,000
   Lycoming County IDRB (Brodart Co.
     Project) Series 1998C DN
     4.05%**                            10/07/99   1,000         1,000,000
   Montgomery County Higher Education
     and Health Authority Hospital RB
     (Bryn Mawr Hospital Project)
     Series 1990 DN
     7.38%**                            10/07/99   1,050         1,089,598
   Montgomery County IDA Manufacturing
     Facilities RB (H.P. Cadwallander, Inc.
     Project) Series 1995 DN
     4.00%**                            10/07/99     700           700,000
   Montgomery County IDRB (Apple Fresh
     Foods Ltd. Project) Series 1996 DN
     3.95%**                            10/07/99     935           935,000
   Montgomery County IDRB (Philadelphia
     Electric Co. Project) Series 1996A MB
     3.40%                              10/08/99   1,600         1,600,000
   Neshaminy School District GO
     Series 1998 TRAN
     3.85%                              06/30/00   4,637         4,649,173
   Northampton County IDRB (Accu
     Machining Center, Inc. Project)
     Series 1998B DN
     4.00%**                            10/07/99   2,290         2,290,000
   Northampton County IDRB (Accu
     Machining Center, Inc. Project)
     Series 1998C DN
     4.00%**                            10/07/99   1,065         1,065,000
   Northampton County IDRB (Citizens
     Utilities Co. Project) Series 1991 MB
     3.60%                              12/10/99   4,000         4,000,000
   Northampton County IDRB (Citizens
     Utilities Co. Project) Series 1996 DN
     3.90%**                            10/07/99  10,500        10,500,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Northeastern Hospital and Education
     Authority Health Care RB (Wyoming
     Valley Health Care Project)
     Series 1994A DN
     3.75%**                            10/07/99 $ 2,700    $    2,700,000
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987A DN
     3.90%**                            10/07/99  22,185        22,185,000
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987B DN
     3.90%**                            10/07/99     590           590,000
   Northumberland County IDRB (Furman
     Farms, Inc. Project) Series 1995A DN
     3.95%**                            10/07/99   1,225         1,225,000
   Pennsylvania Economic Development
     Financing Authority RB (Wengers
     Feed Mill, Inc. Project)
     Series 1999B-1 DN
     3.95%**                            10/07/99   1,400         1,400,000
   Pennsylvania Economic Development
     Financing Authority Retirement Facility
     RB (Homewood Retirement Centers
     Project) Series 1992 DN
     3.83%**                            10/07/99   6,025         6,025,000
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg Project)
     Series 1986 DN
     3.75%**                            10/07/99   1,810         1,810,000
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg Project)
     Series 1988 DN
     3.75%**                            10/07/99   2,900         2,900,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986A DN
     3.75%**                            10/07/99  14,650        14,650,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986C DN
     3.75%**                            10/07/99   3,800         3,800,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1988B DN
     3.90%**                            10/07/99   2,300         2,300,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1988C DN
     3.90%**                            10/07/99   7,300         7,300,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1988E DN
     3.90%**                            10/07/99     100           100,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1994A DN
     3.90%**                            10/07/99   3,050         3,050,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1995A DN
     3.90%**                            10/07/99   3,600         3,600,000


                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Higher Educational
     Facilities Authority RB (The University
     of Pennsylvania Health Services
     Project) Series 1994B DN
     3.85%**                            10/07/99 $22,900    $   22,900,000
   Pennsylvania Higher Educational
     Facilities Authority RB (The University
     of Pennsylvania Health Services
     Project) Series 1996C DN
     3.85%**                            10/07/99  14,575        14,575,000
   Pennsylvania Higher Educational
     Facilities Authority RB (The University
     of Pennsylvania Health Services
     Project) Series 1998B DN
     3.85%**                            10/07/99  31,230        31,230,000
   Pennsylvania Higher Educational
     Facilities Authority Refunding RB
     (Carnegie Mellon University Project)
     Series 1995B DN
     3.90%**                            10/01/99   1,700         1,700,000
   Pennsylvania Higher Educational
     Facilities Authority Refunding RB
     (Carnegie Mellon University Project)
     Series 1995C DN
     3.90%**                            10/07/99   1,700         1,700,000
   Pennsylvania Intergovernmental Co-op
     Authority Special Tax RB (City of
     Philadelphia Funding Project)
     Series 1992 MB
     6.00%                              06/15/00   9,755         9,944,225
   Philadelphia Gas Works RB
     Series 1999-2 MB
     4.25%                              07/01/00   1,720         1,731,291
   Philadelphia GO Series 1999A TRAN
     4.25%                              06/30/00  10,000        10,054,150
   Philadelphia Hospital and Higher
     Education Facilities Authority RB
     (Children's Hospital of Philadelphia
     Project) Series 1992 DN
     3.90%**                            10/01/99   2,300         2,300,000
   Philadelphia Hospital and Higher
     Education Facilities Authority RB
     (Children's Hospital of Philadelphia
     Project) Series 1996A DN
     3.90%**                            10/01/99   1,700         1,700,000
   Philadelphia IDRB (30th Street Station
     Project) Series 1987 DN
     3.50%**                            10/07/99   6,900         6,900,000
   Philadelphia IDRB (GDL Estates Corp.
     Project) Series 1998B DN
     3.85%**                            10/07/99   3,565         3,565,000
   Philadelphia Municipal Authority
     Prerefunded RB Series 1988 MB
     7.80%                              04/01/00     545           556,420
   Philadelphia School District GO
     Series 1999B TRAN
     4.00%                              06/30/00  10,000        10,039,750

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Water and Sewer RB
     Series 1989-14 MB
     6.90%                              10/01/99 $ 1,000    $    1,020,000
   Reading Regional Airport Authority RB
     Series 1998A DN
     3.95%**                            10/07/99   1,500         1,500,000
   Rose Tree Media School District GO
     Series 1999 MB
     3.00%                              02/15/00   1,085         1,085,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985A DN
     3.80%**                            10/07/99   1,600         1,600,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985H DN
     3.80%**                            10/07/99     900           900,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985L DN
     3.80%**                            10/07/99   3,000         3,000,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985M DN
     3.80%**                            10/07/99   1,000         1,000,000
   Schuylkill County IDA Resource Recovery
     RB (Gilberton Power Project)
     Series 1985 DN
     3.70%**                            10/07/99   1,000         1,000,000
   Schuylkill County IDRB (Kaytee Products,
     Inc. Project) Series 1995 DN
     3.95%**                            10/07/99   3,390         3,390,000
   Scranton School District GO
     Series 1999 TRAN
     3.30%                              12/31/99   4,900         4,901,165
   Scranton-Lackawana Health and Welfare
     Authority RB (Mercy Health System
     Project) Series 1996A DN
     3.75%**                            10/07/99   3,300         3,300,000
   Southeastern Pennsylvania Transportation
     Authority RB Series 1999A MB
     3.25%                              03/01/00   1,805         1,807,648
   Union County IDRB (Playworld Systems,
     Inc. Project) Series 1999 DN
     4.05%**                            10/07/99   1,000         1,000,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1990A MB
     3.60%                              11/15/99     300           300,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1990B MB
     4.20%                              10/12/99  10,000        10,000,000
     3.60%                              11/12/99   9,365         9,365,000
     3.55%                              02/15/00   3,300         3,300,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1993 MB
     3.60%                              11/15/99   8,385         8,385,000
   Washington County Authority Higher
     Education Pooled Equipment Lease RB
     Series 1985 DN
     3.85%**                            10/07/99   5,200         5,200,000



                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Washington County Authority Lease RB
     Series 1985B-1 DN
     3.85%**                            10/07/99 $ 1,278    $    1,278,000
   Westmoreland County IDRB (Elizabeth
     Carbide Die Co. Project)
     Series 1998B DN
     4.00%**                            10/07/99   3,500         3,500,000
   York County General Authority Pooled
     Financing RB Series 1996 DN
     3.85%**                            10/07/99   2,320         2,320,000
   York County Hospital Authority RB
     (Homewood Retirement Centers of
     The United Church of Christ, Inc.
     Project) Series 1990 DN
     3.83%**                            10/07/99   7,550         7,550,000
   York County IDA PCRB (PECO Energy
     Co. Project) Series 1993A DN
     3.85%**                            10/07/99     500           500,000
   York County IDRB (Allied Signal, Inc.
     Project) Series 1993 DN
     3.95%**                            10/07/99   1,000         1,000,000
   York County IDRB (York Sheet Metal,
     Inc. Project) Series 1998 DN
     3.95%**                            10/07/99   3,375         3,375,000
                                                            --------------
                                                               573,203,798
                                                            --------------
PUERTO RICO--2.4%
   Puerto Rico Electric Power Authority
     Trust Receipts Series 1998A DN
     3.60%**                            10/07/99   2,300         2,300,000
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     3.10%**                            10/07/99   1,100         1,100,000
   Puerto Rico Government Development
     Bank RB Series 1999 TECP
     3.00%                              10/07/99   1,000         1,000,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Ana G. Mendez Foundation Project)
     Series 1985 DN
     3.80%**                            10/07/99   1,700         1,700,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Reynolds Metals Co. Project)
     Series 1983 MB
     3.50%                              09/01/00   3,850         3,850,000
   Puerto Rico Industrial, Tourist,
     Education, Medical and Environmental
     Control Finance Authority RB
     (Ana G. Mendez University System
     Project) Series 1998 DN
     3.70%**                            10/07/99   4,000         4,000,000
                                                            --------------
                                                                13,950,000
                                                            --------------

See accompanying notes to financial statements.
                                                                              21

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)


AS OF SEPTEMBER 30, 1999                                        Value
                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
   (Cost $587,153,798*)                            99.9%    $  587,153,798

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                   0.1%           762,451
                                                  ------    --------------
NETASSETS (Equivalent to $1.00 per share
   based on 376,404,075 Institutional
   shares, 76,184,192 Service shares and
   135,340,861 Investor A shares
   outstanding)                                   100.0%    $  587,916,249
                                                  ======    ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($587,916,249 (DIVIDE) 587,929,128)                               $1.00
                                                                     =====


----------------------
*    Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1999, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                    VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS--99.9%
VIRGINIA--90.3%
   Albemarle County IDRB (University of
     Virginia Health Services Foundation
     Project) Series 1998 DN
     3.80%**                            10/01/99  $2,000    $    2,000,000
   Alexandria IDRB (Young Men's Christian
     Association of Metropolitan
     Washington Project) Series 1998 DN
     3.93%**                            10/07/99   1,955         1,955,000
   Amelia County IDA Exempt Facility RB
     (Chambers Waste System of Virginia,
     Inc. Project) Series 1991 DN
     3.90%**                            10/07/99   1,710         1,710,000
   Brunswick County IDA Exempt Facility
     RB (Aegis Waste Solutions, Inc.
     Project) Series 1996 DN
     3.90%**                            10/07/99   1,000         1,000,000
   Campbell County IDRB (Hadson Power
     12 Altavista Project) Series 1990A DN
     4.10%**                            10/01/99     300           300,000
   Capital Region Airport Commission RB
     (Richmond International Airport
     Project) Series 1995C DN
     3.80%**                            10/07/99     400           400,000
   Chesterfield County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1985 MB
     3.50%                              10/01/99     500           500,000
   Chesterfield County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1985 MB
     3.55%                              02/09/00   1,000         1,000,000
   Chesterfield County IDRB (Blueprint
     Holding, Inc. Project) Series 1997 DN
     3.85%**                            10/07/99   2,000         2,000,000
   City of Newport News GO Series 1999 MB
     4.50%                              03/01/00   2,215         2,227,355
   City of Virginia Beach Development
     Authority RB (Ocean Ranch Motel
     Corp. Project) Series 1998 DN
     3.85%**                            10/01/99   1,000         1,000,000
   Dinwiddie County IDA Exempt Facility
     RB (Chaparral Steel Virginia Project)
     Series 1998 DN
     3.95%**                            10/07/99   1,400         1,400,000
   Fairfax County IDRB (Fairfax Hospital
     System Project) Series 1988A DN
     3.75%**                            10/07/99   1,000         1,000,000
   Fairfax County IDRB (Fairfax Hospital
     System Project) Series 1988C DN
     3.75%**                            10/07/99    300            300,000
   Fairfax County Water Authority RB
     Series 1989 MB
     7.30%                              01/01/00    265            272,931
   Greensville County IDRB (Perdue Farms,
     Inc. Project) Series 1986 DN
     3.90%**                            10/01/99   1,600         1,600,000
   Halifax County IDA PCRB (Virginia
     Electric and Power Co. Project)
     Series 1992 MB
     3.55%                              11/05/99   2,000         2,000,000
   Hampton Redevelopment & Housing
     Authority Multi-Family Housing
     Refunding RB (Avalon at Hampton
     Project) Series 1996A DN
     3.70%**                            10/07/99    200            200,000



                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------


MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   King George County IDA Exempt Facility
     RB (Birchwood Power Partners
     Project) Series 1995 DN
     3.95%**                            10/01/99  $1,100    $    1,100,000
   King George County IDA Exempt Facility
     RB (Birchwood Power Partners Project)
     Series 1996 DN
     3.95%**                            10/01/99     700           700,000
   King George County IDA Exempt Facility
     RB (Birchwood Power Partners Project)
     Series 1997 DN
     3.95%**                            10/01/99     900           900,000
   Louisa County IDRB (Pooled Financing
     Project) Series 1995 DN
     3.80%**                            10/07/99     400           400,000
   Lynchburg GO Series 1990 MB
     7.00%                              04/01/00     800           830,570
   Manassas GO Series 1999 MB
     5.00%                              05/01/00     525           530,213
   Metropolitan Washington D.C. Airports
     Authority Virginia Passenger Facility
     Flexible Term Notes Series 1999 TECP
     3.85%                              01/24/00   2,500         2,500,000
   Nelson County IDA Industrial
     Development RB (Taylor Ramsey
     Corp. Project) Series 1999 DN
     3.90%**                            10/07/99   1,000         1,000,000
   Norfolk Airport Authority TECP
     Series 1999 MB
     3.45%                              03/07/00   1,500         1,500,000
   Norfolk IDRB (2F Realty Co. Project)
     Series 1998 DN
     3.85%**                            10/07/99   1,400         1,400,000
   Norfolk IDRB (Children's Hospital of the
     King's Daughters Project)
     Series 1998 DN
     3.80%**                            10/07/99     600           600,000
   Peninsula Port Authority of Virginia Coal
     Terminal RB (Dominion Terminal
     Associates Project) Series 1987D DN
     3.90%**                            10/01/99     400           400,000
   Peninsula Port Authority of Virginia IDRB
     (Allied-Signal, Inc. Project)
     Series 1993 DN
     3.95%**                            10/07/99   1,000         1,000,000
   Peninsula Port Authority of Virginia Port
     Facility Refunding RB (CSX
     Transportation, Inc.) Series 1992 MB
     3.45%                              11/05/99   1,000         1,000,000
   Prince William County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1986 MB
     3.50%                              10/07/99     300           300,000
   Prince William County IDRB (Colonial
     Investments Facility Project)
     Series 1996 DN
     4.05%**                            10/07/99   3,085         3,085,000
   Richmond IDRB (PM Beef Project)
     Series 1997 DN
     4.00%**                            10/07/99   2,900         2,900,000
   State of Virginia GO Series 1994 MB
     6.00%                              06/01/00   1,600         1,625,220
   Virginia College Building Authority
     Educational Facilities RB (University
     of Richmond Project) Series 1996 DN
     3.80%**                            10/07/99   1,000         1,000,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
              VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                    Par
AS OF SEPTEMBER 30, 1999                Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Virginia Commonwealth GO
     Series 1999 TECP
     3.25%                              10/08/99  $1,000    $    1,000,000
   Virginia Education Loan Authority RB
     (Guaranteed Student Loan Program)
     Series 1992F MB
     6.10%                              03/01/00     915           925,943
   Virginia Resource Authority RB (Henrico
     County Project) Series 1997 DN
     3.90%**                            10/07/99   2,000         2,000,000
   Virginia Small Business Financing
     Authority RB (Ennstone, Inc. Project)
     Series 1999 DN
     3.85%**                            10/01/99   1,000         1,000,000
   Virginia Small Business Financing
     Authority IDRB (Coastal Development
     Group Project) Series 1989 DN
     4.30%**                            10/07/99     195           195,000
   Virginia State Public School Authority RB
     Series 1991B MB
     6.10%                              01/01/00   1,000         1,027,374
   York County IDA PCRB (Virginia Electric
     and Power Co. Project) Series 1985 MB
     3.50%                              11/05/99     200           200,000
                                                            --------------
                                                                49,984,606
                                                            --------------
PUERTO RICO--9.6%
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     3.10%**                            10/07/99     200           200,000
   Puerto Rico Government Development
     Bank TECP Series 1999 MB
     3.45%                              02/08/00   1,300         1,300,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Ana G. Mendez Foundation Project)
     Series 1985 DN
     3.80%**                            10/07/99   2,900         2,900,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Reynolds Metals Co. Project)
     Series 1983 MB
     3.50%                              09/01/00     600           600,000



                                                    Par
                                        Maturity   (000)        Value
                                        --------   -----    --------------

MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Industrial, Tourist,
     Education, Medical and Environmental
     Control Finance Authority RB
     (Ana G. Mendez University System
     Project) Series 1998 DN
     3.70%**                            10/07/99  $  300    $      300,000
                                                            --------------
                                                                 5,300,000
                                                            --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $55,284,606*)                             99.9%        55,284,606

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                   0.1%            63,884
                                                  ------    --------------
NET ASSETS (Equivalent to $1.00 per
   share  based on 51,302,048 Institutional
   shares, 2,785,928 Service shares and
   1,261,106 Investor A shares outstanding)       100.0%    $   55,348,490
                                                  ======    ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($55,348,490 (DIVIDE) 55,349,082)                                 $1.00
                                                                     =====


---------------------
*    Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1999, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

  INVESTMENT ABBREVIATIONS
   BAN.................................Bond Anticipation Note
   DN.............................................Demand Note
   GO......................................General Obligation
   IDA.......................Industrial Development Authority
   IDRB...................Industrial Development Revenue Bond
   MB..........................................Municipal Bond
   PCRB........................Pollution Control Revenue Bond
   RB............................................Revenue Bond
   TAN..................................Tax Anticipation Note
   TECP...........................Tax-Exempt Commercial Paper
   TRAN.....................Tax and Revenue Anticipation Note

See accompanying notes to financial statements.

                                           [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                      BLACKROCK FUNDS

                                                 STATEMENTS OF OPERATIONS


                                                                                                  U.S. Treasury          Municipal
                                                                             Money Market         Money Market          Money Market
FOR THE YEAR ENDED SEPTEMBER 30, 1999                                         Portfolio             Portfolio            Portfolio
                                                                             ------------          -----------          -----------
INVESTMENT INCOME:
Interest ...............................................................     $173,302,056          $48,646,339          $14,800,313
                                                                             ------------          -----------          -----------
EXPENSES:
Investment advisory fee ................................................       13,414,598            4,423,266            2,064,943
Administration fee .....................................................        5,027,901            1,684,827              825,165
Custodian fee ..........................................................          383,036              143,105               84,927
Transfer agent fee .....................................................          927,376              324,028              143,438
Shareholder servicing fees .............................................        2,395,048            1,024,118              273,316
Shareholder processing fees ............................................        1,907,755              957,985              265,817
Distribution fees ......................................................           34,135                  163                  403
Legal and audit ........................................................          149,258               53,170               24,361
Printing ...............................................................          175,599               47,587               28,676
Registration fees and expenses .........................................           82,721               43,032               44,413
Trustees' fees and officer's salary ....................................           50,170               17,107                7,819
Other ..................................................................          100,553               22,495               16,062
                                                                             ------------          -----------          -----------
                                                                               24,648,150            8,740,883            3,779,340
Less fees waived .......................................................       (6,362,185)          (2,693,290)          (1,307,327)
                                                                             ------------          -----------          -----------
   Total expenses ......................................................       18,285,965            6,047,593            2,472,013
                                                                             ------------          -----------          -----------
Net investment income ..................................................      155,016,091           42,598,746           12,328,300
                                                                             ------------          -----------          -----------
Net realized gain (loss)
   on investments ......................................................          (68,603)              29,066                4,275
                                                                             ------------          -----------          -----------
Net increase in net assets resulting from
   operations ..........................................................     $154,947,488          $42,627,812          $12,332,575
                                                                             ============          ===========          ===========


                                                 New Jersey     North Carolina       Ohio       Pennsylvania     Virginia
                                                  Municipal        Municipal       Municipal      Municipal      Municipal
                                                 Money Market     Money Market    Money Market   Money Market   Money Market
FOR THE YEAR ENDED SEPTEMBER 30, 1999             Portfolio        Portfolio       Portfolio      Portfolio      Portfolio
                                                 ----------       ----------      ----------     -----------     ----------
INVESTMENT INCOME:
Interest .....................................   $4,775,354       $7,446,936      $3,816,918     $20,167,935     $2,021,210
                                                 ----------       ----------      ----------     -----------     ----------
EXPENSES:
Investment advisory fee ......................      675,680        1,054,699         516,814       2,822,483        279,988
Administration fee ...........................      270,279          411,350         206,726       1,107,540        111,988
Custodian fee ................................       30,938           43,678          29,536         110,342         20,050
Transfer agent fee ...........................       58,434           78,154          54,563         201,957         20,427
Shareholder servicing fees ...................      141,966           19,487         120,146         451,518          6,786
Shareholder processing fees ..................      111,940           19,105          91,491         333,153          5,900
Distribution fees ............................       22,917               --           2,866          78,692            886
Legal and audit ..............................        7,764           12,938           8,072          31,966          3,557
Printing .....................................        9,140           18,184           6,148          37,627          7,187
Registration fees and expenses ...............        7,651           11,011           8,684          14,449         13,033
Trustees' fees and officer's salary ..........        2,833            3,808           2,309          10,274          1,584
Other ........................................        9,907           12,033           4,805          19,525          6,854
                                                 ----------       ----------      ----------     -----------     ----------
                                                  1,349,449        1,684,447       1,052,160       5,219,526        478,240
Less fees waived .............................     (473,682)        (932,472)       (370,269)     (1,739,071)      (274,654)
                                                 ----------       ----------      ----------     -----------     ----------
   Total expenses ............................      875,767          751,975         681,891       3,480,455        203,586
                                                 ----------       ----------      ----------     -----------     ----------
Net investment income ........................    3,899,587        6,694,961       3,135,027      16,687,480      1,817,624
                                                 ----------       ----------      ----------     -----------     ----------
Net realized gain (loss)
   on investments ............................          870             (579)         (6,193)            558             --
                                                 ----------       ----------      ----------     -----------     ----------
Net increase in net assets resulting from
   operations ................................   $3,900,457       $6,694,382      $3,128,834     $16,688,038     $1,817,624
                                                 ==========       ==========      ==========     ===========     ==========

See accompanying notes to financial statements.

26-27

                                                      BLACKROCK FUNDS

                                            STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     U.S. Treasury                  Municipal
                                               Money Market Portfolio         Money Market Portfolio       Money Market Portfolio
                                           ------------------------------  ----------------------------  --------------------------
                                              For the          For the        For the        For the        For the      For the
                                            Year Ended       Year Ended     Year Ended     Year Ended     Year Ended    Year Ended
                                              9/30/99          9/30/98        9/30/99        9/30/98        9/30/99      9/30/98
                                           --------------  --------------  ------------   -------------  ------------  ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................ $  155,016,091  $  149,800,719  $ 42,598,746  $   49,555,191  $ 12,328,300  $ 14,459,939
    Net realized gain (loss) on
       investments .......................        (68,603)         88,296        29,066         159,097         4,275        (3,165)
                                           --------------  --------------  ------------  --------------  ------------  ------------
  Net increase in net assets resulting
    from operations ......................    154,947,488     149,889,015    42,627,812      49,714,288    12,332,575    14,456,774
                                           --------------  --------------  ------------  --------------  ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..................    (98,261,892)    (49,337,129)  (15,659,093)     (9,436,685)   (7,889,717)   (3,592,924)
    Service Class ........................    (35,699,099)    (85,254,049)  (24,215,597)    (37,061,973)   (4,264,538)  (10,687,842)
    Investor A Class .....................    (20,886,959)    (15,177,945)   (2,723,328)     (3,056,533)     (173,039)     (178,559)
    Investor B Class .....................       (122,431)        (21,163)           --              --            --            --
    Investor C Class .....................        (45,710)        (10,433)         (728)             --        (1,006)         (614)
                                           --------------  --------------  ------------  --------------  ------------  ------------
    Total distribution from net
      investment income ..................   (155,016,091)   (149,800,719)  (42,598,746)    (49,555,191)  (12,328,300)  (14,459,939)
                                           --------------  --------------  ------------  --------------  ------------  ------------
Capital share transactions ...............    285,875,157     289,478,727   (71,420,053)    (76,171,119)   (2,177,494)    1,286,625
                                           --------------  --------------  ------------  --------------  ------------  ------------
    Total increase (decrease) in
      net assets .........................    285,806,554     289,567,023   (71,390,987)    (76,012,022)   (2,173,219)    1,283,460
Net assets:
  Beginning of period ....................  3,034,727,064   2,745,160,041   965,615,540   1,041,627,562   396,420,644   395,137,184
                                           --------------  --------------  ------------  --------------  ------------  ------------
  End of period .......................... $3,320,533,618  $3,034,727,064  $894,224,553  $  965,615,540  $394,247,425  $396,420,644
                                           ==============  ==============  ============  ==============  ============  ============

                                               New Jersey Municipal      North Carolina Municipal      Ohio Municipal
                                              Money Market Portfolio      Money Market Portfolio    Money Market Portfolio
                                            --------------------------  --------------------------  --------------------------
                                               For the       For the       For the       For the       For the       For the
                                             Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                               9/30/99       9/30/98       9/30/99       9/30/98       9/30/99       9/30/98
                                            ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................. $  3,899,587    $3,978,699  $  6,694,961  $  6,233,223  $  3,135,027  $  4,005,147
    Net realized gain (loss) on investments          870           462          (579)        1,458        (6,193)      (16,540)
                                            ------------    ----------  ------------  ------------  ------------  ------------
  Net increase in net assets resulting
    from operations .......................    3,900,457     3,979,161     6,694,382     6,234,681     3,128,834     3,988,607
                                            ------------    ----------  ------------  ------------  ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................   (2,210,426)     (446,371)   (6,365,924)   (5,484,220)   (1,583,637)   (1,363,131)
    Service Class .........................     (806,717)   (2,668,058)     (319,883)     (741,593)     (857,398)   (2,124,586)
    Investor A Class ......................     (882,443)     (864,269)       (9,154)       (7,410)     (693,992)     (517,430)
    Investor B Class ......................           (1)           (1)           --            --            --            --
    Investor C Class ......................           --            --            --            --            --            --
                                            ------------  ------------  ------------  ------------  ------------  ------------
    Total distribution from net
      investment income ...................   (3,899,587)   (3,978,699)   (6,694,961)   (6,233,223)   (3,135,027)   (4,005,147)
                                            ------------  ------------  ------------  ------------  ------------  ------------
Capital share transactions ................   (8,860,468)   17,499,690   (21,467,926)   29,868,127   (17,138,785)   24,836,540
                                            ------------  ------------  ------------  ------------  ------------  ------------
    Total increase (decrease) in
      net assets ..........................   (8,859,598)   17,500,152   (21,468,505)   29,869,585   (17,144,978)   24,820,000
Net assets:
  Beginning of period .....................  147,917,564   130,417,412   201,535,206   171,665,621   122,594,871    97,774,871
                                            ------------  ------------  ------------  ------------  ------------  ------------
  End of period ........................... $139,057,966  $147,917,564  $180,066,701  $201,535,206  $105,449,893  $122,594,871
                                            ============  ============  ============  ============  ============  ============

                                              Pennsylvania Municipal       Virginia Municipal
                                              Money Market Portfolio     Money Market Portfolio
                                            --------------------------  ------------------------
                                              For the       For the       For the      For the
                                            Year Ended    Year Ended    Year Ended   Year Ended
                                              9/30/99       9/30/98       9/30/99      9/30/98
                                            ------------  ------------  -----------  -----------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................. $ 16,687,480  $ 18,261,199  $ 1,817,624  $ 2,395,730
    Net realized gain (loss) on investments          558         1,531           --         (422)
                                            ------------  ------------  -----------  -----------
  Net increase in net assets resulting
    from operations .......................   16,688,038    18,262,730    1,817,624    2,395,308
                                            ------------  ------------  -----------  -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................  (11,581,237)   (8,341,719)  (1,715,802)  (2,187,105)
    Service Class .........................   (2,012,057)   (6,846,156)     (80,532)    (182,287)
    Investor A Class ......................   (3,094,186)   (3,073,324)     (21,290)     (26,338)
    Investor B Class ......................           --            --           --           --
    Investor C Class ......................           --            --           --           --
                                            ------------  ------------  -----------  -----------
    Total distribution from net
      investment income ...................  (16,687,480)  (18,261,199)  (1,817,624)  (2,395,730
                                            ------------  ------------  -----------  -----------
Capital share transactions ................   53,072,152   (27,011,532) (26,511,446)  12,686,340
                                            ------------  ------------  -----------  -----------
    Total increase (decrease) in
      net assets ..........................   53,072,710   (27,010,001) (26,511,446)  12,685,918
Net assets:
  Beginning of period .....................  534,843,539   561,853,540   81,859,936   69,174,018
                                            ------------  ------------  -----------  -----------
  End of period ........................... $587,916,249  $534,843,539  $55,348,490  $81,859,936
                                            ============  ============  ===========  ===========


See accompanying notes to financial statements.

28-29

                                 BlackRock Funds

                              FINANCIAL HIGHLIGHTS
                 For a Share Outstanding Throughout Each Period

                                NET                                     DISTRIBUTIONS        NET
                               ASSET                    DISTRIBUTIONS     FROM NET          ASSET
                               VALUE          NET         FROM NET        REALIZED          VALUE
                             BEGINNING    INVESTMENT     INVESTMENT       CAPITAL          END OF
                             OF PERIOD      INCOME         INCOME           GAINS          PERIOD
-------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
9/30/99                        $1.00        $0.0478       $(0.0478)         $0.00          $1.00
9/30/98                         1.00         0.0532        (0.0532)          0.00           1.00
9/30/97                         1.00         0.0529        (0.0529)          0.00           1.00
9/30/96                         1.00         0.0533        (0.0533)          0.00           1.00
9/30/95                         1.00         0.0564        (0.0564)          0.00           1.00
SERVICE CLASS
9/30/99                        $1.00        $0.0448       $(0.0448)         $0.00          $1.00
9/30/98                         1.00         0.0502        (0.0502)          0.00           1.00
9/30/97                         1.00         0.0499        (0.0499)          0.00           1.00
9/30/96                         1.00         0.0503        (0.0503)          0.00           1.00
9/30/95                         1.00         0.0534        (0.0534)          0.00           1.00
INVESTOR A CLASS
9/30/99                        $1.00        $0.0441       $(0.0441)         $0.00          $1.00
9/30/98                         1.00         0.0495        (0.0495)          0.00           1.00
9/30/97                         1.00         0.0491        (0.0491)          0.00           1.00
9/30/96                         1.00         0.0485        (0.0485)          0.00           1.00
9/30/95                         1.00         0.0511        (0.0511)          0.00           1.00
INVESTOR B CLASS
9/30/99                        $1.00        $0.0371       $(0.0371)         $0.00          $1.00
9/30/98                         1.00         0.0426        (0.0426)          0.00           1.00
9/30/97                         1.00         0.0424        (0.0424)          0.00           1.00
9/30/96                         1.00         0.0426        (0.0426)          0.00           1.00
9/15/95 1 through 9/30/95       1.00         0.0020        (0.0020)          0.00           1.00
INVESTOR C CLASS
9/30/99                        $1.00        $0.0371       $(0.0371)         $0.00          $1.00
9/30/98                         1.00         0.0426        (0.0426)          0.00           1.00
10/17/96 1 through 9/30/97      1.00         0.0390        (0.0390)          0.00           1.00
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
9/30/99                        $1.00        $0.0453       $(0.0453)         $0.00          $1.00
9/30/98                         1.00         0.0519        (0.0519)          0.00           1.00
9/30/97                         1.00         0.0515        (0.0515)          0.00           1.00
9/30/96                         1.00         0.0519        (0.0519)          0.00           1.00
9/30/95                         1.00         0.0555        (0.0555)          0.00           1.00
SERVICE CLASS
9/30/99                        $1.00        $0.0423       $(0.0423)         $0.00          $1.00
9/30/98                         1.00         0.0489        (0.0489)          0.00           1.00
9/30/97                         1.00         0.0485        (0.0485)          0.00           1.00
9/30/96                         1.00         0.0489        (0.0489)          0.00           1.00
9/30/95                         1.00         0.0525        (0.0525)          0.00           1.00
INVESTOR A CLASS
9/30/99                        $1.00        $0.0412       $(0.0412)         $0.00          $1.00
9/30/98                         1.00         0.0476        (0.0476)          0.00           1.00
9/30/97                         1.00         0.0468        (0.0468)          0.00           1.00
9/30/96                         1.00         0.0467        (0.0467)          0.00           1.00
9/30/95                         1.00         0.0501        (0.0501)          0.00           1.00
INVESTOR C CLASS
12/8/98 1 through 5/25/99      $1.00        $0.0138       $(0.0138)         $0.00          $1.00

                                                                                                                RATIO OF NET
                                            NET                       RATIO OF EXPENSES                       INVESTMENT INCOME
                                          ASSETS         RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                          END OF        EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                              TOTAL       PERIOD       AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                             RETURN        (000)          ASSETS          WAIVERS)             ASSETS             WAIVERS)
-------------------------------------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
9/30/99                       4.89%     $2,076,083         0.42%            0.61%               4.78%              4.59%
9/30/98                       5.46       1,858,165         0.39             0.63                5.32               5.08
9/30/97                       5.42         878,566         0.32             0.65                5.30               4.97
9/30/96                       5.46         587,730         0.29             0.65                5.34               4.98
9/30/95                       5.79         654,157         0.27             0.64                5.66               5.28
SERVICE CLASS
9/30/99                       4.58%     $  748,191         0.72%            0.91%               4.48%              4.29%
9/30/98                       5.14         808,962         0.69             0.93                5.03               4.79
9/30/97                       5.11       1,610,315         0.61             0.94                4.99               4.66
9/30/96                       5.15       1,575,064         0.59             0.95                5.00               4.64
9/30/95                       5.48       1,194,017         0.57             0.94                5.35               4.98
INVESTOR A CLASS
9/30/99                       4.50%     $  486,578         0.80%            0.99%               4.40%              4.21%
9/30/98                       5.06         365,458         0.77             1.01                4.94               4.70
9/30/97                       5.02         256,039         0.70             1.03                4.92               4.59
9/30/96                       4.96         162,099         0.74             1.10                4.81               4.45
9/30/95                       5.23          10,185         0.81             1.19                5.15               4.78
INVESTOR B CLASS
9/30/99                       3.77%     $    5,414         1.49%            1.68%               3.71%              3.52%
9/30/98                       4.34           1,805         1.48             1.72                4.22               3.98
9/30/97                       4.32             238         1.39             1.72                4.26               3.93
9/30/96                       4.34             138         1.36             1.73                4.18               3.82
9/15/95 1 through 9/30/95     0.20              27         1.34 2           1.72 2              4.58 2             4.20 2
INVESTOR C CLASS
9/30/99                       3.77%     $    4,268         1.49%            1.68%               3.71%              3.52%
9/30/98                       4.34             337         1.49             1.73                4.22               3.98
10/17/96 1 through 9/30/97    3.97               2         1.50 2           1.83 2              4.01 2             3.68 2
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
9/30/99                       4.63%     $  324,879         0.41%            0.68%               4.53%              4.26%
9/30/98                       5.32         297,161         0.38             0.69                5.19               4.88
9/30/97                       5.27         162,052         0.31             0.69                5.15               4.77
9/30/96                       5.32         167,193         0.29             0.69                5.18               4.78
9/30/95                       5.69         120,540         0.27             0.69                5.64               5.22
SERVICE CLASS
9/30/99                       4.31%     $  524,122         0.71%            0.98%               4.23%              3.96%
9/30/98                       5.00         596,644         0.68             0.99                4.90               4.59
9/30/97                       4.93         836,151         0.61             0.99                4.85               4.47
9/30/96                       5.00         955,454         0.59             0.99                4.84               4.45
9/30/95                       5.38         550,959         0.57             0.98                5.27               4.85
INVESTOR A CLASS
9/30/99                       4.20%     $   45,224         0.82%            1.09%               4.12%              3.85%
9/30/98                       4.87          71,811         0.81             1.12                5.57               5.26
9/30/97                       4.75          43,425         0.78             1.16                4.70               4.32
9/30/96                       4.77          10,630         0.79             1.19                4.60               4.20
9/30/95                       5.13           1,285         0.80             1.21                5.03               4.62
INVESTOR C CLASS
12/8/98 1 through 5/25/99     1.39%     $      -- 3        1.48% 2          1.75% 2             3.46% 2            3.19% 2

See accompanying notes to financial statements.

30-31

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout Each Period

                                NET                                     DISTRIBUTIONS       NET
                               ASSET                    DISTRIBUTIONS     FROM NET         ASSET
                               VALUE          NET         FROM NET        REALIZED         VALUE
                             BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF
                             OF PERIOD      INCOME         INCOME           GAINS         PERIOD
-------------------------------------------------------------------------------------------------
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
9/30/99                        $1.00        $0.0281       $(0.0281)         $0.00          $1.00
9/30/98                         1.00         0.0327        (0.0327)          0.00           1.00
9/30/97                         1.00         0.0337        (0.0337)          0.00           1.00
9/30/96                         1.00         0.0339        (0.0339)          0.00           1.00
9/30/95                         1.00         0.0364        (0.0364)          0.00           1.00
SERVICE CLASS
9/30/99                        $1.00        $0.0252       $(0.0252)         $0.00          $1.00
9/30/98                         1.00         0.0297        (0.0297)          0.00           1.00
9/30/97                         1.00         0.0307        (0.0307)          0.00           1.00
9/30/96                         1.00         0.0309        (0.0309)          0.00           1.00
9/30/95                         1.00         0.0334        (0.0334)          0.00           1.00
INVESTOR A CLASS
9/30/99                        $1.00        $0.0235       $(0.0235)         $0.00          $1.00
9/30/98                         1.00         0.0280        (0.0280)          0.00           1.00
9/30/97                         1.00         0.0290        (0.0290)          0.00           1.00
9/30/96                         1.00         0.0288        (0.0288)          0.00           1.00
9/30/95                         1.00         0.0311        (0.0311)          0.00           1.00
INVESTOR C CLASS
10/1/98 through 12/18/98       $1.00        $0.0040       $(0.0040)         $0.00          $1.00
9/30/98 6                       1.00         0.0133        (0.0133)          0.00           1.00
9/12/97 1 through 9/30/97       1.00         0.0013        (0.0013)          0.00           1.00
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/99                        $1.00        $0.0279       $(0.0279)         $0.00          $1.00
9/30/98                         1.00         0.0319        (0.0319)          0.00           1.00
9/30/97                         1.00         0.0323        (0.0323)          0.00           1.00
2/1/96 through 9/30/96          1.00         0.0207        (0.0207)          0.00           1.00
1/16/96 1 through 1/31/96       1.00         0.0000        (0.0000)          0.00           1.00
SERVICE CLASS
9/30/99                        $1.00        $0.0249       $(0.0249)         $0.00          $1.00
9/30/98                         1.00         0.0289        (0.0289)          0.00           1.00
9/30/97                         1.00         0.0293        (0.0293)          0.00           1.00
2/1/96 through 9/30/96          1.00         0.0187        (0.0187)          0.00           1.00
3/1/95 through 1/31/96          1.00         0.0300        (0.0300)          0.00           1.00
2/28/95                         1.00         0.0200        (0.0200)          0.00           1.00
INVESTOR A CLASS
9/30/99                        $1.00        $0.0227       $(0.0227)         $0.00          $1.00
9/30/98                         1.00         0.0265        (0.0265)          0.00           1.00
9/30/97                         1.00         0.0268        (0.0268)          0.00           1.00
2/1/96 through 9/30/96          1.00         0.0175        (0.0175)          0.00           1.00
1/16/96 1 through 1/31/96       1.00         0.0000        (0.0000)          0.00           1.00
INVESTOR B CLASS
9/30/99                        $1.00        $0.0094       $(0.0094)         $0.00          $1.00
5/13/98 5 through 9/30/98       1.00         0.0079        (0.0079)          0.00           1.00
3/20/97 1 through 7/17/97       1.00         0.0077        (0.0077)          0.00           1.00

                                                                                                                  RATIO OF NET
                                             NET                       RATIO OF EXPENSES                       INVESTMENT INCOME
                                           ASSETS         RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                           END OF        EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                              TOTAL        PERIOD       AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                             RETURN         (000)          ASSETS          WAIVERS)             ASSETS             WAIVERS)
-------------------------------------------------------------------------------------------------------------------------------
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
9/30/99                       2.85%     $  238,281         0.42%             0.70%               2.80%              2.52%
9/30/98                       3.32         246,733         0.39              0.71                3.25               2.93
9/30/97                       3.42          58,747         0.31              0.72                3.36               2.95
9/30/96                       3.41          43,936         0.29              0.73                3.37               2.93
9/30/95                       3.70          53,778         0.27              0.71                3.64               3.20
SERVICE CLASS
9/30/99                       2.54%     $  151,261         0.72%             1.00%               2.50%              2.22%
9/30/98                       3.01         140,155         0.69              1.01                2.96               2.64
9/30/97                       3.11         327,910         0.61              1.02                3.06               2.65
9/30/96                       3.10         261,617         0.59              1.03                3.08               2.64
9/30/95                       3.39         265,629         0.57              1.01                3.35               2.91
INVESTOR A CLASS
9/30/99                       2.37%     $    4,705         0.89%             1.17%               2.33%              2.05%
9/30/98                       2.83           9,227         0.86              1.18                2.80               2.48
9/30/97                       2.93           8,468         0.79              1.20                2.92               2.51
9/30/96                       2.88           1,851         0.77              1.21                2.80               2.36
9/30/95                       3.15              20         0.79              1.23                3.08               2.64
INVESTOR C CLASS
10/1/98 through 12/18/98      0.40%     $       -- 3       1.49%2            1.77%2              1.73%2             1.45%2
9/30/98 6                     1.34             306         1.47              1.79                2.08               1.76
9/12/97 1 through 9/30/97     0.13              12         1.32 2            1.73 2              2.63 2             2.22 2
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/99                       2.83%     $   79,568         0.39%             0.71%               2.79%              2.47%
9/30/98                       3.24          68,771         0.38              0.75                3.17               2.80
9/30/97                       3.28           7,432         0.32              0.76                3.27               2.83
2/1/96 through 9/30/96        2.09             614         0.29 2            0.78 2              3.07 2             2.58 2
1/16/96 1 through 1/31/96     3.07           4,195         0.29 2            0.78 2              3.07 2             2.58 2
SERVICE CLASS
9/30/99                       2.52%     $   37,120         0.69%             1.01%               2.49%              2.17%
9/30/98                       2.93          35,152         0.67              1.04                2.89               2.52
9/30/97                       2.96         101,294         0.61              1.05                2.93               2.49
2/1/96 through 9/30/96        1.89          68,139         0.59 2            1.08 2              2.82 2             2.33 2
3/1/95 through 1/31/96        3.23          56,958         0.70 2            0.74 2              3.17 2             3.13 2
2/28/95                       2.46          43,610         0.63              0.70                2.46               2.39
INVESTOR A CLASS
9/30/99                       2.30%     $   22,370         0.91%             1.23%               2.27%              1.95%
9/30/98                       2.68          43,995         0.91              1.28                2.64               2.27
9/30/97                       2.71          21,691         0.86              1.30                2.68               2.24
2/1/96 through 9/30/96        1.76          17,314         0.78 2            1.27 2              2.63 2             2.15 2
1/16/96 1 through 1/31/96     2.66          21,662         0.71 2            1.20 2              2.66 2             2.17 2
INVESTOR B CLASS
9/30/99                       0.94%     $       --         1.46%             1.78%               1.72%              1.40%
5/13/98 5 through 9/30/98     0.79              --         1.44 2            1.81 2              2.12 2             1.75 2
3/20/97 1 through 7/17/97     0.77              --4        1.37 2            1.81 2              2.35 2             1.91 2

See accompanying notes to financial statements.

32-33

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout Each Period

                                NET                                     DISTRIBUTIONS       NET
                               ASSET                    DISTRIBUTIONS     FROM NET         ASSET
                               VALUE          NET         FROM NET        REALIZED         VALUE
                             BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF
                             OF PERIOD      INCOME         INCOME           GAINS         PERIOD
-------------------------------------------------------------------------------------------------
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
9/30/99                        $1.00        $0.0288       $(0.0288)         $0.00          $1.00
9/30/98                         1.00         0.0335        (0.0335)          0.00           1.00
9/30/97                         1.00         0.0334        (0.0334)          0.00           1.00
9/30/96                         1.00         0.0338        (0.0338)          0.00           1.00
9/30/95                         1.00         0.0359        (0.0359)          0.00           1.00
SERVICE CLASS
9/30/99                        $1.00        $0.0258       $(0.0258)         $0.00          $1.00
9/30/98                         1.00         0.0305        (0.0305)          0.00           1.00
9/30/97                         1.00         0.0304        (0.0304)          0.00           1.00
9/30/96                         1.00         0.0308        (0.0308)          0.00           1.00
11/1/94 5 through 9/30/95       1.00         0.0305        (0.0305)          0.00           1.00
INVESTOR A CLASS
9/30/99                        $1.00        $0.0241       $(0.0241)         $0.00          $1.00
9/30/98                         1.00         0.0288        (0.0288)          0.00           1.00
9/30/97                         1.00         0.0287        (0.0287)          0.00           1.00
9/30/96                         1.00         0.0286        (0.0286)          0.00           1.00
2/14/95 1 through 9/30/95       1.00         0.0194        (0.0194)          0.00           1.00
-------------------------------------------
OHIO MUNICIPAL MONEY MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/99                        $1.00        $0.0294       $(0.0294)         $0.00          $1.00
9/30/98                         1.00         0.0334        (0.0334)          0.00           1.00
9/30/97                         1.00         0.0340        (0.0340)          0.00           1.00
9/30/96                         1.00         0.0346        (0.0346)          0.00           1.00
9/30/95                         1.00         0.0363        (0.0363)          0.00           1.00
SERVICE CLASS
9/30/99                        $1.00        $0.0264       $(0.0264)         $0.00          $1.00
9/30/98                         1.00         0.0304        (0.0304)          0.00           1.00
9/30/97                         1.00         0.0310        (0.0310)          0.00           1.00
9/30/96                         1.00         0.0316        (0.0316)          0.00           1.00
9/30/95                         1.00         0.0333        (0.0333)          0.00           1.00
INVESTOR A CLASS
9/30/99                        $1.00        $0.0246       $(0.0246)         $0.00          $1.00
9/30/98                         1.00         0.0286        (0.0286)          0.00           1.00
9/30/97                         1.00         0.0292        (0.0292)          0.00           1.00
9/30/96                         1.00         0.0293        (0.0293)          0.00           1.00
9/30/95                         1.00         0.0310        (0.0310)          0.00           1.00
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
9/30/99                        $1.00        $0.0280       $(0.0280)         $0.00          $1.00
9/30/98                         1.00         0.0322        (0.0322)          0.00           1.00
9/30/97                         1.00         0.0332        (0.0332)          0.00           1.00
9/30/96                         1.00         0.0334        (0.0334)          0.00           1.00
9/30/95                         1.00         0.0355        (0.0355)          0.00           1.00
SERVICE CLASS
9/30/99                        $1.00        $0.0250       $(0.0250)         $0.00          $1.00
9/30/98                         1.00         0.0292        (0.0292)          0.00           1.00
9/30/97                         1.00         0.0302        (0.0302)          0.00           1.00
9/30/96                         1.00         0.0304        (0.0304)          0.00           1.00
9/30/95                         1.00         0.0325        (0.0325)          0.00           1.00

                                                                                                                 RATIO OF NET
                                             NET                       RATIO OF EXPENSES                       INVESTMENT INCOME
                                           ASSETS         RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                           END OF        EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                              TOTAL        PERIOD       AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                             RETURN         (000)          ASSETS          WAIVERS)             ASSETS             WAIVERS)
---------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
9/30/99                      2.92%     $  178,059         0.30%             0.70%               2.87%               2.47%
9/30/98                      3.40         181,984         0.29              0.74                3.35                2.90
9/30/97                      3.39         147,658         0.28              0.73                3.34                2.89
9/30/96                      3.43         112,097         0.25              0.74                3.33                2.84
9/30/95                      3.65          76,673         0.21              0.74                3.61                3.08
SERVICE CLASS
9/30/99                      2.61%     $    1,639         0.60%             1.00%               2.57%               2.17%
9/30/98                      3.09          19,306         0.60              1.05                3.04                2.59
9/30/97                      3.08          23,704         0.60              1.05                3.04                2.59
9/30/96                      3.12           7,463         0.55              1.04                3.06                2.56
11/1/94 5 through 9/30/95    3.11           1,841         0.55 2            1.08 2              3.34 2              2.81 2
INVESTOR A CLASS
9/30/99                      2.44%     $      369         0.77%             1.17%               2.40%               2.00%
9/30/98                      2.92             245         0.76              1.21                2.88                2.43
9/30/97                      2.91             304         0.76              1.21                2.88                2.43
9/30/96                      2.90             111         0.76              1.25                2.83                2.34
2/14/95 1 through 9/30/95    1.95              53         0.83 2            1.36 2              3.05 2              2.52 2
-------------------------------------------
OHIO MUNICIPAL MONEY MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/99                      2.98%     $   49,237         0.39%             0.71%               2.95%               2.63%
9/30/98                      3.39          48,614         0.36              0.72                3.36                3.00
9/30/97                      3.45          23,739         0.30              0.73                3.37                2.94
9/30/96                      3.52          32,944         0.29              0.75                3.47                3.01
9/30/95                      3.69          23,679         0.27              0.73                3.66                3.20
SERVICE CLASS
9/30/99                      2.67%     $   11,284         0.69%             1.01%               2.65%               2.33%
9/30/98                      3.08          58,077         0.67              1.03                3.04                2.68
9/30/97                      3.15          58,160         0.61              1.03                3.10                2.68
9/30/96                      3.21          45,525         0.59              1.05                3.17                2.71
9/30/95                      3.38          49,857         0.57              1.03                3.35                2.89
INVESTOR A CLASS
9/30/99                      2.49%     $   44,929         0.87%             1.19%               2.47%               2.15%
9/30/98                      2.90          15,904         0.85              1.21                2.86                2.50
9/30/97                      2.96          15,876         0.79              1.21                2.92                2.50
9/30/96                      2.98           5,672         0.79              1.25                2.88                2.42
9/30/95                      3.15              75         0.80              1.26                3.02                2.56
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
9/30/99                      2.84%     $  376,402         0.42%             0.70%               2.80%               2.52%
9/30/98                      3.27         350,249         0.39              0.71                3.19                2.87
9/30/97                      3.37         229,164         0.30              0.70                3.31                2.91
9/30/96                      3.40         198,822         0.29              0.71                3.34                2.92
9/30/95                      3.61         233,414         0.26              0.68                3.54                3.12
SERVICE CLASS
9/30/99                      2.53%     $   76,173         0.72%             1.00%               2.50%               2.22%
9/30/98                      2.97          73,735         0.69              1.01                2.92                2.60
9/30/97                      3.06         234,472         0.61              1.01                3.01                2.61
9/30/96                      3.04         224,197         0.59              1.01                3.02                2.59
9/30/95                      3.33         147,739         0.57              0.99                3.29                2.87

See accompanying notes to financial statements.

34-35

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout Each Period

                                 NET                                     DISTRIBUTIONS       NET
                                ASSET                    DISTRIBUTIONS     FROM NET         ASSET
                                VALUE          NET         FROM NET        REALIZED         VALUE
                              BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF
                              OF PERIOD      INCOME         INCOME           GAINS         PERIOD
-------------------------------------------------------------------------------------------------
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
---------------------------------------------
INVESTOR A CLASS
9/30/99                        $1.00        $0.0235       $(0.0235)         $0.00          $1.00
9/30/98                         1.00         0.0276        (0.0276)          0.00           1.00
9/30/97                         1.00         0.0285        (0.0285)          0.00           1.00
9/30/96                         1.00         0.0281        (0.0281)          0.00           1.00
9/30/95                         1.00         0.0302        (0.0302)          0.00           1.00
-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
9/30/99                        $1.00        $0.0294       $(0.0294)         $0.00          $1.00
9/30/98                         1.00         0.0338        (0.0338)          0.00           1.00
9/30/97                         1.00         0.0347        (0.0347)          0.00           1.00
9/30/96                         1.00         0.0348        (0.0348)          0.00           1.00
9/30/95                         1.00         0.0368        (0.0368)          0.00           1.00
SERVICE CLASS
9/30/99                        $1.00        $0.0264       $(0.0264)         $0.00          $1.00
9/30/98                         1.00         0.0308        (0.0308)          0.00           1.00
9/30/97                         1.00         0.0317        (0.0317)          0.00           1.00
9/30/96                         1.00         0.0318        (0.0318)          0.00           1.00
10/11/94 1 through 9/30/95      1.00         0.0330        (0.0330)          0.00           1.00
INVESTOR A CLASS
9/30/99                        $1.00        $0.0237       $(0.0237)         $0.00          $1.00
9/30/98                         1.00         0.0280        (0.0280)          0.00           1.00
5/27/97 1 through 9/30/97       1.00         0.0102        (0.0102)          0.00           1.00


                                                                                                                  RATIO OF NET
                                              NET                       RATIO OF EXPENSES                       INVESTMENT INCOME
                                            ASSETS         RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                            END OF        EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                               TOTAL        PERIOD       AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                              RETURN         (000)          ASSETS          WAIVERS)             ASSETS             WAIVERS)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
---------------------------------------------------------
INVESTOR A CLASS
9/30/99                        2.37%      $ 135,341         0.88%             1.16%               2.34%              2.06%
9/30/98                        2.80         110,860         0.85              1.17                2.75               2.43
9/30/97                        2.89          98,218         0.77              1.17                2.85               2.45
9/30/96                        2.90          63,424         0.81              1.23                2.81               2.39
9/30/95                        3.06             750         0.82              1.24                3.03               2.61
-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
9/30/99                        2.98%      $  51,301         0.30%             0.75%               2.95%              2.50%
9/30/98                        3.43          77,812         0.30              0.77                3.37               2.90
9/30/97                        3.53          62,834         0.22              0.81                3.49               2.90
9/30/96                        3.54          38,553         0.14              0.82                3.47               2.79
9/30/95                        3.74          24,409         0.10              0.95                3.71               2.86
SERVICE CLASS
9/30/99                        2.68%      $   2,786         0.60%             1.05%               2.65%              2.20%
9/30/98                        3.13           3,405         0.60              1.07                3.08               2.61
9/30/97                        3.22           5,244         0.48              1.07                3.12               2.53
9/30/96                        3.25          14,968         0.45              1.12                3.05               2.38
10/11/94 1 through 9/30/95     3.35             821         0.40 2            1.25 2              3.50 2             2.65 2
INVESTOR A CLASS
9/30/99                        2.40%      $   1,261         0.87%             1.32%               2.38%              1.93%
9/30/98                        2.84             643         0.87              1.34                2.85               2.38
5/27/97 1 through 9/30/97      1.03           1,096         0.86 2            1.45 2              2.95 2             2.36 2

1    Commencement of operations of share class.
2    Annualized.
3    There were no Investor C shares outstanding as of September 30, 1999.
4    There were no Investor B shares outstanding as of September 30, 1997.
5    Reissuance of shares.
6 This class has opened, closed and then reopened during the fiscal year. The financial highlights are reflective of the cummulative periods that the class was opened.

See accompanying notes to financial statements.

36-37

                                 BLACKROCK FUNDS

                          NOTES TO FINANCIAL STATEMENTS

     BlackRock Funds SM ("the Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 36 publicly-offered portfolios, eight of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as six classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

         Portfolio                                                 Share Classes
---------------------------------------------------------------------------------------------------------------------------------
                                Institutional          Service            Investor A           Investor B          Investor C
---------------------------------------------------------------------------------------------------------------------------------
                            Contractual Actual    Contractual Actual   Contractual Actual   Contractual Actual   Contractual Actual
                                Fees    Fees(4)     Fees(1)   Fees(4)    Fees(1)   Fees(4)    Fees(1)   Fees(4)    Fees(1)   Fees(4)
---------------------------------------------------------------------------------------------------------------------------------
 Money Market                   None     None       0.30%     0.30%      0.50%    0.40%       1.15%     1.00%      1.15%    1.00%
---------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Money Market     None     None       0.30%     0.30%      0.50%    0.40%       1.15%      N/A       1.15%    1.00%
---------------------------------------------------------------------------------------------------------------------------------
 Municipal Money Market         None     None       0.30%     0.30%      0.50%    0.40%       1.15%      N/A       1.15%     N/A
---------------------------------------------------------------------------------------------------------------------------------
 New Jersey Municipal
    Money Market                None     None       0.30%     0.30%      0.50%    0.48%       1.15%     1.00%      1.15%     N/A
---------------------------------------------------------------------------------------------------------------------------------
 North Carolina Municipal
    Money Market                None     None       0.30%     0.30%      0.50%    0.40%       1.15%      N/A       1.15%     N/A
---------------------------------------------------------------------------------------------------------------------------------
 Ohio Municipal Money Market    None     None       0.30%     0.30%      0.50%    0.41%       1.15%      N/A       1.15%     N/A
---------------------------------------------------------------------------------------------------------------------------------
 Pennsylvania Municipal
    Money Market                None     None       0.30%     0.30%      0.50%    0.47%       1.15%      N/A       1.15%     N/A
---------------------------------------------------------------------------------------------------------------------------------
 Virginia Municipal
    Money Market                None     None       0.30%     0.30%      0.50%    0.50%       1.15%      N/A       1.15%     N/A
---------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of September 30, 1999.

In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the  security.  Regular  review and  monitoring  of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each Portfolio at $1.00.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

                                 BLACKROCK FUNDS

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser to the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp.

     For its advisory services, BlackRock is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average net assets: .45% of the first $1 billion, .40% of the next $1 billion, .375% of the next $1 billion and .35% of net assets in excess of $3 billion.

     For the year ended September 30, 1999, advisory fees and waivers for each Portfolio were as follows:

                                                              Gross                          Net
                                                          Advisory Fee     Waiver       Advisory Fee
                                                          ------------    ----------    ------------
     Money Market Portfolio ...........................    $13,414,598    $5,765,498      $7,649,100
     U.S. Treasury Money Market Portfolio .............      4,423,266     2,422,585       2,000,681
     Municipal Money Market Portfolio .................      2,064,943     1,216,331         848,612
     New Jersey Municipal Money Market Portfolio ......        675,680       441,529         234,151
     North Carolina Municipal Money Market Portfolio ..      1,054,699       861,367         193,332
     Ohio Municipal Money Market Portfolio ............        516,814       347,740         169,074
     Pennsylvania Municipal Money Market Portfolio ....      2,822,483     1,613,015       1,209,468
     Virginia Municipal Money Market Portfolio ........        279,988       250,140          29,848

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock, and BlackRock Distributors, Inc. ("BDI") act as co-administrators for
the  Fund.  For  these  services,  the  co-administrators   receive  a  combined
administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates:
 .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes are charged an administration fee based on the following percentage of average daily net assets of each respective class: .095% of the first $500 million, .085% of the next $500 million and .075% of assets in excess of $1 billion.

     For the year ended September 30, 1999, administration fees and waivers for each Portfolio were as follows:

                                                               Gross                          Net
                                                          Administration                 Administration
                                                                Fee          Waiver           Fee
                                                          --------------    --------     --------------
     Money Market Portfolio                                 $5,027,901      $596,687       $4,431,214
     U.S. Treasury Money Market Portfolio                    1,684,827       270,705        1,414,122
     Municipal Money Market Portfolio                          825,165        90,996          734,169
     New Jersey Municipal Money Market Portfolio               270,279        32,153          238,126
     North Carolina Municipal Money Market Portfolio           411,350        71,105          340,245
     Ohio Municipal Money Market Portfolio                     206,726        22,529          184,197
     Pennsylvania Municipal Money Market Portfolio           1,107,540       126,056          981,484
     Virginia Municipal Money Market Portfolio                 111,988        24,514           87,474

                                 BLACKROCK FUNDS

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio. In addition, PFPC, BlackRock and BDI may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     The expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreement were as follows:

     Money Market ............................            .310%     $4,299,087
     U.S. Treasury Money Market ..............            .295%      1,760,437
     Municipal Money Market ..................            .295%        848,877
     New Jersey Municipal Money Market .......            .265%        312,896
     North Carolina Municipal Money Market ...            .195%        670,637
     Ohio Municipal Money Market .............            .265%        240,803
     Pennsylvania Municipal Money Market .....            .295%      1,142,123
     Virginia Municipal Money Market .........            .205%        172,235

     PFPC Trust Co. (formerly PNC Bank, National Association) serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer agent and dividend disbursing agent.

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BDI as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into service agreements with service organization (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

                                 BLACKROCK FUNDS


(C) CAPITAL SHARES
     Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown below for such transactions.

     Transactions in capital shares for each period were as follows:

                                                  Money Market Portfolio
                                           ------------------------------------
                                           For the Year         For the Year
                                               Ended                Ended
                                              9/30/99              9/30/98
                                           ---------------      ---------------
Shares sold:
     Institutional Class ................  $ 2,723,434,142       $2,510,904,701
     Service Class ......................    2,720,807,611        3,267,936,137
     Investor A Class ...................    2,512,122,406          676,723,074
     Investor B Class ...................       12,639,333            2,530,449
     Investor C Class ...................       22,030,422              946,664
Shares issued in reinvestment
   of dividends:
     Institutional Class ................          466,421              306,762
     Service Class ......................        6,670,890            7,205,011
     Investor A Class ...................       18,658,333           14,652,032
     Investor B Class ...................           93,558               15,628
     Investor C Class ...................           31,755                8,209
Shares redeemed:
     Institutional Class ................   (2,505,940,526)      (1,531,603,582)
     Service Class ......................   (2,788,232,297)      (4,076,598,378)
     Investor A Class ...................   (2,409,651,253)        (581,949,740)
     Investor B Class ...................       (9,124,279)            (978,676)
     Investor C Class ...................      (18,131,359)            (619,564)
                                           ---------------      ---------------
Net increase ............................  $   285,875,157       $  289,478,727
                                           ===============      ===============

                                                   U.S. Treasury Money
                                                     Market Portfolio
                                           ------------------------------------
                                            For the Year         For the Year
                                                Ended                Ended
                                               9/30/99              9/30/98
                                           ---------------      ---------------
Shares sold:
     Institutional Class ................  $   910,330,259      $   832,070,282
     Service Class ......................    2,196,002,421        2,146,642,590
     Investor A Class ...................      204,846,376          171,010,303
     Investor C Class ...................           54,331                   --
Shares issued in reinvestment
   of dividends:
     Institutional Class ................            9,442               43,378
     Service Class ......................        2,493,676            2,692,251
     Investor A Class ...................        2,629,147            2,912,580
     Investor C Class ...................              722                   --
Shares redeemed:
     Institutional Class ................     (882,632,578)        (697,032,232)
     Service Class ......................   (2,271,034,326)      (2,388,962,298)
     Investor A Class ...................     (234,064,470)        (145,547,973)
     Investor C Class ...................          (55,053)                  --
                                           ---------------      ---------------
Net decrease ............................  $   (71,420,053)     $   (76,171,119)
                                           =-=============      ===============

                                 BLACKROCK FUNDS

                                                    Municipal Money
                                                   Market Portfolio
                                             ----------------------------------
                                             For the Year         For the Year
                                                 Ended                Ended
                                                9/30/99              9/30/98
                                             -------------      ---------------
Shares sold:
     Institutional Class ..................  $ 626,515,555      $   546,473,646
     Service Class ........................    758,806,431        1,026,869,769
     Investor A Class .....................     22,899,335           39,593,819
     Investor C Class .....................            115              305,586
Shares issued in reinvestment
   of dividends:
     Institutional Class ..................             --                   --
     Service Class ........................      1,063,097            2,065,608
     Investor A Class .....................        167,158              179,254
     Investor C Class .....................          1,397                  119
Shares redeemed:
     Institutional Class ..................   (634,971,125)        (358,486,165)
     Service Class ........................   (748,764,662)      (1,216,688,846)
     Investor A Class .....................    (27,587,702)         (39,014,287)
     Investor C Class .....................       (307,093)             (11,878)
                                             -------------      ---------------
Net increase (decrease) ...................  $  (2,177,494)     $     1,286,625
                                             =============      ===============

                                                   New Jersey Municipal
                                                  Money Market Portfolio
                                             -----------------------------------
                                              For the Year         For the Year
                                                 Ended                Ended
                                                9/30/99              9/30/98
                                             -------------        --------------
Shares sold:
     Institutional Class ..................  $ 159,417,665        $ 116,435,928
     Service Class ........................     40,346,284          124,130,716
     Investor A Class .....................    126,463,562          125,044,352
     Investor B Class .....................             --                  100
Shares issued in reinvestment
   of dividends:
     Institutional Class ..................         50,493               57,896
     Service Class ........................         83,193               99,423
     Investor A Class .....................        823,079              845,821
     Investor B Class .....................              1                    1
Shares redeemed:
     Institutional Class ..................   (148,671,242)         (55,155,262)
     Service Class ........................    (38,461,030)        (190,373,134)
     Investor A Class .....................   (148,912,473)        (103,586,101)
     Investor B Class .....................             --                  (50)
                                             -------------        -------------
Net increase (decrease) ...................  $  (8,860,468)       $  17,499,690
                                             =============        =============

                                 BLACKROCK FUNDS

                                                  North Carolina Municipal
                                                   Money Market Portfolio
                                             -----------------------------------
                                              For the Year         For the Year
                                                 Ended                Ended
                                                9/30/99              9/30/98
                                             -------------        --------------
Shares sold:
     Institutional Class ..................  $ 535,254,134        $ 545,618,487
     Service Class ........................     56,837,213           72,622,006
     Investor A Class .....................        190,110            7,409,137
Shares issued in reinvestment
  of dividends:
     Institutional Class ..................          4,403                   --
     Service Class ........................         36,151               71,644
     Investor A Class .....................          9,128                7,434
Shares redeemed:
     Institutional Class ..................   (539,183,661)        (511,293,347)
     Service Class ........................    (74,540,755)         (77,091,688)
     Investor A Class .....................        (74,649)          (7,475,546)
                                             -------------        -------------
Net increase (decrease) ...................  $ (21,467,926)       $  29,868,127
                                             =============        =============

                                                     Ohio Municipal
                                                 Money Market Portfolio
                                             ----------------------------------
                                             For the Year         For the Year
                                                 Ended                Ended
                                                9/30/99              9/30/98
                                             -------------        -------------
Shares sold:
     Institutional Class ..................  $ 182,873,102        $ 414,685,160
     Service Class ........................    110,327,709          159,193,335
     Investor A Class .....................    109,339,237           36,700,772
Shares issued in reinvestment
   of dividends:
     Institutional Class ..................          2,440                3,769
     Service Class ........................        561,579              848,456
     Investor A Class .....................        663,445              515,271
Shares redeemed:
     Institutional Class ..................   (182,249,894)        (389,809,601)
     Service Class ........................   (157,679,961)        (160,114,921)
     Investor A Class .....................    (80,976,442)         (37,185,701)
                                             -------------        -------------
Net increase (decrease) ...................  $ (17,138,785)       $  24,836,540
                                             =============        =============

                                 BLACKROCK FUNDS

                                                Pennsylvania Municipal
                                                Money Market Portfolio
                                           ------------------------------------
                                             For the Year         For the Year
                                                Ended                Ended
                                               9/30/99              9/30/98
                                           ---------------      ---------------
Shares sold:
     Institutional Class ................  $ 1,037,502,953      $ 1,298,202,042
     Service Class ......................      190,803,785          491,105,327
     Investor A Class ...................      486,622,487          410,558,185
Shares issued in reinvestment
   of dividends:
     Institutional Class ................           67,375               92,480
     Service Class ......................          605,537              783,544
     Investor A Class ...................        3,058,878            3,060,363
Shares redeemed:
     Institutional Class ................   (1,011,416,929)      (1,177,210,499)
     Service Class ......................     (188,971,099)        (652,626,616)
     Investor A Class ...................     (465,200,835)        (400,976,358)
                                             -------------      ---------------
Net increase (decrease) .................  $    53,072,152      $   (27,011,532)
                                           ===============      ===============

                                                    Virginia Municipal
                                                 Money Market Portfolio
                                            -----------------------------------
                                            For the Year          For the Year
                                                Ended                 Ended
                                               9/30/99               9/30/98
                                            -------------         -------------
Shares sold:
     Institutional Class ................   $ 121,465,660         $ 153,965,984
     Service Class ......................       8,816,929            14,299,211
     Investor A Class ...................       2,752,842             2,052,243
Shares issued in reinvestment
   of dividends:
     Institutional Class ................         246,705               412,471
     Service Class ......................          78,555               105,608
     Investor A Class ...................          20,870                26,613
Shares redeemed:
     Institutional Class ................    (148,222,976)         (139,400,364)
     Service Class ......................      (9,514,476)          (16,243,970)
     Investor A Class ...................      (2,155,555)           (2,531,456)
                                            -------------         -------------
Net increase (decrease) .................   $ (26,511,446)        $  12,686,340
                                            =============         =============

     On September 30, 1999, one shareholder held approximately 28% of the outstanding shares of the U. S. Treasury Money Market Portfolio, one shareholder held approximately 13% of the outstanding shares of the New Jersey Municipal Money Market Portfolio, three shareholders held approximately 92% of the outstanding shares of the North Carolina Municipal Money Market Portfolio, one shareholder held approximately 13% of the Pennsylvania Municipal Money Market Portfolio, and two shareholders held approximately 67% of the outstanding shares of the Virginia Municipal Money Market Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

                                 BLACKROCK FUNDS


(D) AT SEPTEMBER 30, 1999, NET ASSETS CONSISTED OF:

                                                                   U.S.                           New Jersey
                                                                 Treasury         Municipal        Municipal
                                             Money Market      Money Market     Money Market     Money Market
                                               Portfolio         Portfolio       Portfolio         Portfolio
                                            --------------     ------------     ------------     ------------
Capital paid-in ..........................  $3,320,521,695     $894,177,962     $394,317,042     $139,065,346
Accumulated net realized gain (loss) on
   investment transactions ...............          11,923           46,591          (69,617)          (7,380)
                                            --------------     ------------     ------------     ------------
                                            $3,320,533,618     $894,224,553     $394,247,425     $139,057,966
                                            ==============     ============     ============     ============

                                                 North
                                               Carolina            Ohio         Pennsylvania       Virginia
                                               Municipal         Municipal        Municipal        Municipal
                                             Money Market      Money Market     Money Market     Money Market
                                               Portfolio         Portfolio        Portfolio        Portfolio
                                             -------------     ------------     ------------     ------------
Capital paid-in ..........................    $180,065,943     $105,484,975     $587,926,210      $55,349,082
Accumulated net realized gain (loss)
   on investment transactions ............             758          (35,082)          (9,961)            (592)
                                              ------------     ------------     ------------      -----------
                                              $180,066,701     $105,449,893     $587,916,249      $55,348,490
                                              ============     ============     ============      ===========

(E) CAPITAL LOSS CARRYOVER

     At September 30, 1999, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                                       Capital Loss     Year Of
                                                       Carryforward   Expiration
                                                       ------------   ----------
     Money Market Portfolio:                              $23,015         2007

     Municipal Money Market Portfolio:                     15,971         2000
                                                           20,433         2001
                                                           19,387         2002
                                                           12,355         2003
                                                            1,471         2006

     New Jersey Municipal Money Market Portfolio:           1,262         2001
                                                              340         2002
                                                            1,288         2006

     North Carolina Municipal Money Market Portfolio:         121         2003

     Ohio Municipal Money Market Portfolio:                 2,285         2002
                                                            5,840         2005
                                                            4,223         2006
                                                           16,541         2007

     Pennsylvania Municipal Money Market Portfolio:           191         2002
                                                            1,329         2003
                                                            3,233         2004
                                                            1,626         2005
                                                            3,403         2006

     Virginia Municipal Money Market Portfolio:               171         2003
                                                              401         2007

     At September 30, 1999, deferred post-October losses for the Money Market Portfolio were $45,588, New Jersey Municipal Money Market Portfolio, $4,485 North Carolina Municipal Money Market Portfolio $218 and the Ohio Municipal Money Market Portfolio were $6,193.

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(F) CONVERSION OF COMMON TRUST FUNDS

     On January 13, 1998, January 22, 1998 and February 9, 1998 the Board of Trustees of the Fund, the Board of Directors of PNC Bank and the Board of Directors of PNC Bank, Delaware, respectively, approved an asset purchase agreement among the Fund, PNC Bank, Delaware regarding 25 common trust funds for which either PNC Bank or PNC Bank, Delaware serve as trustee (each a "PNC Common Trust Fund"). The agreement provided for the acquisition by the Fund of all of the assets and liabilities of each PNC Common Trust Fund managed by the Advisor in a tax-free exchange for Institutional shares of the corresponding portfolio(s) of the Fund and the distribution of such Institutional shares to the participating trusts of the PNC Common Trust Funds in liquidation of the PNC Common Trust Funds. The conversion occurred in May, 1998. There were no BlackRock money market portfolios involved in the PNC Common Trust Fund conversion.

                                 BLACKROCK FUNDS

                        REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE BLACKROCK FUNDS:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market, U.S. Treasury Money Market, Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market Portfolios of the BlackRock Funds (the "Fund") at September 30, 1999, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 15, 1999

                                 BLACKROCK FUNDS

Investment Adviser
   BlackRock Advisors, Inc.
   New York, New York 10154

Sub-Adviser
   BlackRock Institutional Management
     Corporation
   Wilmington, Delaware 19809

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19103

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Co-Administrator and Distributor
   BlackRock Distributors, Inc.
   West Conshohocken, Pennsylvania 19428

Co-Administrator
   BlackRock Advisors, Inc.
   New York, New York 10154

Counsel
   Simpson, Thatcher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103

To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $25 BILLION IN 36 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME,
INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(REGISTRATION MARK)

STOCK PORTFOLIOS
----------------
        Large Cap Value Equity              Micro-Cap Equity
        Large Cap Growth Equity             International Equity
        Mid-Cap Value Equity                International Small Cap Equity
        Mid-Cap Growth Equity               International Emerging Markets
        Small Cap Value Equity              Select Equity
        Small Cap Growth Equity             Index Equity

STOCK & BOND PORTFOLIOS
-----------------------
        Balanced

BOND PORTFOLIOS
        Low Duration Bond                  GNMA
        Intermediate Government Bond       Managed Income
        Intermediate Bond                  International Bond
        Core Bond                          High Yield Bond
        Government Income

TAX-FREE BOND PORTFOLIOS
        Tax-Free Income                    Ohio Tax-Free Income
        Pennsylvania Tax-Free Income       Delaware Tax-Free Income
        New Jersey Tax-Free Income         Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
        Money Market                       North Carolina Municipal Money Market
        U.S. Treasury Money Market         Ohio Municipal Money Market
        Municipal Money Market             Pennsylvania Municipal Money Market
        New Jersey Municipal Money Market  Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 36 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[GRAPHIC OMITTED]
BLACKROCK FUNDS
P.O. Box 8907
Wilmington, DE 19899

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                   AR 9/30/99 MM